SEC. File Nos.  2-47940
                                                                      811-2380

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 50
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 44


                      THE CASH MANAGEMENT TRUST OF AMERICA
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                      The Cash Management Trust of America
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                 515 S. Flower Street Los Angeles, CA 90071-2228
                          (Counsel for the Registrant)



                  Approximate date of proposed public offering:
      It is proposed that this filing become effective on December 1, 2003 pursuant to paragraph (b) of rule 485.

[LOGO - American Funds (R)]              The right choice for the long term/(R)/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/













TABLE OF CONTENTS
 1    Risk/Return summary
 6    Fees and expenses of the funds
 9    Investment objectives, strategies and risks
11    Management and organization
12    Shareholder information
13    Choosing a share class
15    Purchase and exchange of shares
17    Sales charges
18    Sales charge waivers
19    Individual Retirement Account (IRA) rollovers
19    Plans of distribution
20    How to sell shares
22    Distributions and taxes
23    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 December 1, 2003

Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves (free from federal income tax in the case of The Tax-Exempt Money Fund) while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations; The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities; and The Tax-Exempt Money Fund seeks to achieve this objective by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS




The bar charts and Investment Results table below provide some indication of the risks of investing in the funds. The bar charts show changes in the funds' investment results from year to year. The Investment Results table shows the funds' average annual total returns for various periods. All fund results reflect the reinvestment of dividends. Figures shown are past results and are not predictive of future results.

Unlike the Investment Results table on page 5, the Additional Investment Results table on page 10 reflects each fund's results calculated without sales charges.


THE CASH MANAGEMENT TRUST


[begin bar chart]
Calendar year total returns for Class A shares
93      2.54
94      3.67
95      5.50
96      4.93
97      5.11
98      5.05
99      4.68
00      5.92
01      3.54
02      1.15
[end bar chart]







Highest/Lowest quarterly results during this time period were:



HIGHEST                             1.53%  (quarter ended September 30, 2000)
LOWEST                              0.26%  (quarter ended December 31, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 0.79%.

Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND
[begin chart]
Calendar year total returns for Class A shares

93     2.48
94     3.36
95     5.03
96     4.59
97     4.75
98     4.44
99     4.11
00     5.29
01     3.33
02     1.07

[end chart]




Highest/Lowest quarterly results during this time period were:

HIGHEST                              1.38%  (quarter ended September 30, 2000)
LOWEST                               0.24%  (quarter ended December 31, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 0.40%.

                                                Money Market Funds / Prospectus

THE TAX-EXEMPT MONEY FUND
[begin chart]
Calendar year total returns for Class A shares

93     1.83
94     2.23
95     3.21
96     2.85
97     3.00
98     2.83
99     2.60
00     3.50
01     2.35
02     0.89

[end chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                              0.93%  (quarter ended December 31, 2000)
LOWEST                               0.21%  (quarter ended December 31, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 0.36%.

Money Market Funds / Prospectus

Unlike the bar charts on the previous pages, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, The Cash Management Trust's Class B share results with the applicable contingent deferred sales charge imposed. These charges begin to decline after 12 months and are eliminated after six years.

Class C share results reflect a contingent deferred sales charge of 1%. This charge applies if shares are sold within one year of purchase.

Class A and F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

Since The Cash Management Trust's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2002 calendar year.



 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD     1.15%    4.05%    4.20%    6.90%         0.78%
11/3/76
 CLASS B -- FIRST SOLD    -4.66   N/A      N/A        1.13          0.10
3/15/00
 CLASS C -- FIRST SOLD    -0.76   N/A      N/A        1.03          0.10
3/16/01
 CLASS F -- FIRST SOLD     0.97   N/A      N/A        1.73          0.60
3/26/01
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD     1.07%    3.64%    3.84%    3.87%         0.71%
2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY
FUND
 CLASS A -- FIRST SOLD     0.89%    2.43%    2.53%    2.91%         0.68%
10/24/89
 For current yield information, please call American FundsLine at
800/325-3590.



* The 7-day yield is calculated by annualizing dividends paid by the funds during the last seven days of the 2002 calendar year.

                                                Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
------------------------------------------------------------------------------------------
 Maximum sales charge
 on purchases              none        none        none          none            none
 (as a percentage of
 offering price)
------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none            none
 on reinvested
 dividends
------------------------------------------------------------------------------------------
 Maximum contingent        none      5.00%/4/    1.00%/5/        none            none
 deferred sales charge
------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none            none
 exchange fees



1 Includes a version of this class offered through CollegeAmerica/SM/, a 529 college savings plan sponsored by the Virginia College Savings Plan/SM/, an agency of the Commonwealth of Virginia.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.

3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the funds' distributor and to certain registered investment advisers.
4 The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
5 The contingent deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Management fees                    0.28 %   0.28 %   0.28 %    0.28%
 Distribution and/or service        0.08     0.90     1.00      0.25
 (12b-1) fees/1/
 Other expenses                     0.19     0.20     0.27      0.20
 Total annual fund operating        0.55     1.38     1.55      0.73
 expenses
 Expense reimbursement              0.32/2/  0.24/3/  0.39/3/
 Net expenses                       0.23     1.14     1.16      0.73
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND

 Management fees                    0.30 %    N/A      N/A       N/A
 Distribution and/or service        0.09      N/A      N/A       N/A
 (12b-1) fees/1/
 Other expenses                     0.19      N/A      N/A       N/A
 Total annual fund operating        0.58      N/A      N/A       N/A
 expenses
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND

 Management fees                    0.38 %    N/A      N/A       N/A
 Distribution and/or service        0.05      N/A      N/A       N/A
 (12b-1) fees/1/
 Other expenses                     0.12      N/A      N/A       N/A
 Total annual fund operating        0.55      N/A      N/A       N/A
 expenses
-------------------------------------------------------------------------------
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Management fees                    0.28 %   0.28 %   0.28 %    0.28%    0.28%
 Distribution and/or service        0.02     0.90     1.00      0.50     0.25
 (12b-1) fees/4/
 Other expenses/5/                  0.32     0.34     0.34      0.33     0.32
 Total annual fund operating        0.62     1.52     1.62      1.11     0.85
 expenses
 Expense reimbursement                       0.39/3/  0.51/3/   0.06/3/
 Net expenses                       0.62     1.13     1.11      1.05     0.85

Money Market Funds / Prospectus

1 Class A and F 12b-1 fees may not exceed 0.15% and 0.50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees will always be 0.90% and 1.00%, respectively, of each class' average net assets annually.
2 The fund's Investment Advisory and Service Agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income.
3 Due to lower short-term interest rates, Capital Research and Management
 Company voluntarily agreed to pay a portion of the class-specific fees and expenses.
4 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees will always be 0.90% and 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of each class' average net assets annually.
5 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                                Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Class A/1/                                 $ 24    $ 74     $130      $  293
 Class B -- assuming redemption/1,//2/       616     762      828       1,131
 Class B -- assuming no redemption/1,4/      116     362      628       1,131
 Class C -- assuming redemption/1,3/         218     368      638       1,409
 Class C -- assuming no redemption/1/        118     368      638       1,409
 Class F -- excludes intermediary fees/5/     75     233      406         906
 Class 529-A                                  63     199      346         774
 Class 529-B -- assuming                     615     759      822       1,232
 redemption/1,//2/
 Class 529-B -- assuming no                  115     359      622       1,232
 redemption/1//,4/
 Class 529-C -- assuming redemption/1,3/     213     353      612       1,352
 Class 529-C -- assuming no redemption/1/    113     353      612       1,352
 Class 529-E/1/                              107     334      579       1,283
 Class 529-F -- excludes intermediary         87     271      471       1,049
 fees/5/
 THE U.S. TREASURY MONEY FUND
 Class A                                    $ 59    $186     $324      $  726
 THE TAX-EXEMPT MONEY FUND
 Class A                                    $ 56    $176     $307      $  689



1 Reflects expenses paid by Capital Research and Management Company.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.

3 Reflects a contingent deferred sales charge in the first year.
4 Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on the services offered.

Money Market Funds / Prospectus

Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of The Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

THE TAX-EXEMPT MONEY FUND

Normally, the fund invests substantially in high quality money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share

                                                Money Market Funds / Prospectus
price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 5, the table below reflects each fund's results calculated without sales charges.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    1.15%     4.05%    4.20%    6.90%         0.78%
11/3/76
 CLASS B -- FIRST SOLD    0.34    N/A      N/A        2.52          0.10
3/15/00
 CLASS C -- FIRST SOLD    0.24    N/A      N/A        1.03          0.10
3/16/01
 CLASS F -- FIRST SOLD    0.97    N/A      N/A        1.73          0.60
3/26/01
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    1.07%     3.64%    3.84%    3.87%         0.71%
2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY
FUND
 CLASS A -- FIRST SOLD    0.89%     2.43%    2.53%    2.91%         0.68%
10/24/89
 For current yield information, please call American FundsLine at
800/325-3590.



* The 7-day yield is calculated by annualizing dividends paid by the funds during the last seven days of the 2002 calendar year.

Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear above in the Annual Fund Operating Expenses table.

                                                Money Market Funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

Money Market Funds / Prospectus

Choosing a share class

The Cash Management Trust offers different classes of shares through this prospectus (The U.S. Treasury Money Fund and The Tax-Exempt Money Fund only offer Class A shares.) Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. However, The Tax-Exempt Money Fund is not available for investment by retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of each fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares of The Cash Management Trust through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same contingent deferred sales charge applies to Class 529-B shares as to Class B shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE CASH MANAGEMENT TRUST, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of The Cash Management Trust share classes

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans;

 -- Class B, 529-B, C and 529-C shares may be acquired only by exchanging from Class B, 529-B, C or 529-C shares of other American Funds (see "Purchase and exchange of shares");

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES OF THE CASH MANAGEMENT TRUST.

                                                Money Market Funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES OF
 THE CASH MANAGEMENT TRUST
 CLASS A SHARES
 Initial sales charge    none

 Contingent deferred     none
 sales charge
 12b-1 fees              up to 0.15% annually (for 529-A shares, may not exceed
                         0.50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines each year until it
 sales charge            reaches 0% after six years
 12b-1 fees              0.90% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        direct purchases of B shares are not permitted
 Conversion              automatic conversion to A shares after eight years,
                         reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses
 Purchase maximum        direct purchases of C shares are not permitted
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower
                         12b-1 fees, but lower than 529-A and 529-F shares due
                         to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

Money Market Funds / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire. Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of The Cash Management Trust are not permitted.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares of The Cash Management Trust only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares of The Cash Management Trust may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. However, exchanges from Class A shares of The Cash Management Trust may be made into Class B and C shares of other American Funds for dollar cost averaging purposes. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

                                                Money Market Funds / Prospectus

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $  1,000
 CollegeAmerica accounts)
    For a retirement plan account through payroll deduction                 25
    or employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. Assets are valued primarily on the basis of

Money Market Funds / Prospectus
market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class B and C shares of The Cash Management Trust.

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of other American Funds, the sales charge applicable to the other funds may apply.

CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B and C shares are sold without any initial sales charge.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                                Money Market Funds / Prospectus

CONVERSION OF CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS 529-E AND F SHARES OF THE CASH MANAGEMENT TRUST

Class 529-E and F shares are sold without any initial or contingent deferred sales charge.

Sales charge waivers

To have your Class A, B or C contingent deferred sales charge waived, you must let your financial adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70-1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Please see the statement of additional information for more information.

Money Market Funds / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, and for The Cash Management Trust only, up to 0.50% for Class 529-A shares, 0.90% for Class B and 529-B shares, 1.00% for Class C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. A portion (up to 0.15% for Class A, 529-A, B and 529-B shares and 0.25% for Class C, 529-C, 529-E, F and 529-F shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                                Money Market Funds / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 . Check writing is not available for any of the 529 share classes or B, C and F share classes of The Cash Management Trust.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all

Money Market Funds / Prospectus
dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                                Money Market Funds / Prospectus

Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes to shareholders each month the accrued dividends, which may fluctuate. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

You may elect to reinvest dividends to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Dividends for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS

THE CASH MANAGEMENT TRUST

For federal income tax purposes, dividends you receive from the fund will be subject to tax, and also may be subject to state or local taxes, unless you are exempt from taxation.

THE U.S. TREASURY MONEY FUND

For federal income tax purposes, dividends you receive from the fund will be subject to tax. Generally, dividends received by individual investors will be tax-exempt for purposes of most states' personal income tax.

THE TAX-EXEMPT MONEY FUND

Subject to certain requirements, the fund is permitted to pass through to its shareholders federally tax-exempt dividends derived from municipal bond interest. Depending on their state of residence, shareholders of the fund may be able to exclude from state taxable income some or all of the federally tax-exempt dividends paid by the fund.

TAXES ON TRANSACTIONS

Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

Money Market Funds / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.



THE CASH MANAGEMENT TRUST/1/



                                Net asset              Dividends                              Net assets,    Ratio of     Ratio of
                                 value,       Net      (from net     Net asset                  end of      expenses to      net
                                beginning  investment  investment  value, end of    Total       period      average net   income to
                                of period  income/2/    income)       period      return/4/  (in millions)    assets     average net
-------------------------------------------------------------------------------------------------------------------------  assets
                                                                                                                         -----------
CLASS A:
Year ended 9/30/2003              $1.00      $.011      $(.011 )       $1.00        1.05%       $7,910         .23 %/6/    1.05 %
Year ended 9/30/2002               1.00       .013       (.013 )        1.00        1.35         8,305         .59         1.33
Year ended 9/30/2001               1.00       .045       (.045 )        1.00        4.63         7,075         .59         4.48
Year ended 9/30/2000               1.00       .055       (.055 )        1.00        5.66         5,417         .61         5.53
Year ended 9/30/1999               1.00       .045       (.045 )        1.00        4.59         5,863         .58         4.52
------------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2003               1.00       .001       (.001 )        1.00         .13           173        1.14/7/       .14
Year ended 9/30/2002               1.00       .005       (.005 )        1.00         .53           158        1.40/7/       .47
Year ended 9/30/2001               1.00       .037       (.037 )        1.00        3.75            46        1.41         3.01
Period from 3/15/2000 to           1.00       .027       (.027 )        1.00        2.73             1        1.43/8/      5.21/8/
9/30/2000
------------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2003               1.00       .001       (.001 )        1.00         .12            89        1.16/7/       .12
Year ended 9/30/2002               1.00       .004       (.004 )        1.00         .40           100        1.51/7/       .31
Period from 3/16/2001 to           1.00       .014       (.014 )        1.00        1.40            13        1.55/8/      2.05/8/
9/30/2001
------------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2003              $1.00      $.006      $(.006 )       $1.00         .55%       $    7         .73 %        .58 %
Year ended 9/30/2002               1.00       .011       (.011 )        1.00        1.13            10         .77         1.11
Period from 3/26/2001 to           1.00       .017       (.017 )        1.00        1.71             4         .80/8/      3.09/8/
9/30/2001
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2003               1.00       .007       (.007 )        1.00         .66            89         .62          .61
Period from 2/15/2002 to           1.00       .007       (.007 )        1.00         .73            34         .60/8/      1.16/8/
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 9/30/2003              1.00       .001       (.001 )        1.00         .12             1        1.13/7/       .12
 Period from 6/7/2002 to           1.00       .001       (.001 )        1.00         .09            --/5/      .47/7/       .08
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 9/30/2003              1.00       .001       (.001 )        1.00         .12             3        1.11/7/       .11
 Period from 4/2/2002 to           1.00       .002       (.002 )        1.00         .15             1         .75/7/       .12
9/30/2002
CLASS 529-E:
 Year ended 9/30/2003              1.00       .002       (.002 )        1.00         .22             5        1.05/7/       .17
 Period from 3/11/2002 to          1.00       .004       (.004 )        1.00         .39             1        1.09/8/       .66/8/
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Year ended 9/30/2003              1.00       .004       (.004 )        1.00         .43             2         .85          .33
 Period from 9/16/2002 to          1.00         --/3/       --/3/       1.00         .04            --/5/      .03          .04
9/30/2002

                                                Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Amount less than $.001.
4 Total returns exclude all contingent deferred sales charges.
5 Amount less than $1 million.

6 Had Capital Research and Management Company not reimbursed expenses, the expense ratio would have been .55%.
7 Due to lower short-term interest rates, Capital Research and Management
 Company voluntarily agreed to pay a portion of the class-specific fees and expenses. Had Capital Research and Management Company not paid such fees and expenses, expense ratio percentage points would have been higher by .24 for Class B, .39 for Class C, .39 for Class 529-B, .51 for Class 529-C and .06 for Class 529-E shares during the year ended September 30, 2003, and higher by .04 for Class C and 529-C shares for the period ended September 30, 2002. The expense ratios for Class B and 529-B shares were not affected by any payments made by Capital Research and Management Company during the period ended September 30, 2002.
8 Annualized.
Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND



                                Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                 value,       Net      (from net     Net asset               end of      expenses to    income to
                                beginning  investment  investment  value, end of  Total      period      average net   average net
                                 of year    income*     income)        year       return  (in millions)    assets         assets
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003              $1.00      $.006      $(.006)        $1.00       .63%       $631          .58%           .63%
Year ended 9/30/2002               1.00       .013       (.013)         1.00      1.29         683          .63           1.27
Year ended 9/30/2001               1.00       .042       (.042)         1.00      4.27         489          .66           4.12
Year ended 9/30/2000               1.00       .049       (.049)         1.00      5.01         369          .62           4.81
Year ended 9/30/1999               1.00       .039       (.039)         1.00      4.00         467          .59           3.95



* Year ended 1999 is based on shares outstanding on the last day of the year; all other years are based on average shares outstanding.

                                                Money Market Funds / Prospectus

THE TAX-EXEMPT MONEY FUND



                             Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                              value,       Net      (from net     Net asset               end of      expenses to    income to
                             beginning  investment  investment  value, end of  Total      period      average net   average net
                             of period  income/1/    income)       period      return  (in millions)    assets         assets
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003           $1.00      $.006      $(.006)        $1.00       .57%       $353          .55 %          .57%
Year ended 9/30/2002            1.00       .010       (.010)         1.00      1.05         341          .54           1.04
Year ended 9/30/2001            1.00       .029       (.029)         1.00      2.92         319          .52           2.86
Year ended 9/30/2000            1.00       .032       (.032)         1.00      3.29         276          .64           3.23
Year ended 9/30/1999            1.00       .025       (.025)         1.00      2.51         255          .65/2/        2.33



1 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other years are based on average shares outstanding.
2 Had Capital Research and Management Company not waived fees for investment advisory services, the fund's expense ratio would have been .68%.
Money Market Funds / Prospectus

NOTES

                                                Money Market Funds / Prospectus

[LOGO - American Funds (R)]              The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800 /421-9900
          FOR                     American Funds Service Company
          COLLEGEAMERICA/SM/      800 /421-0180, ext. 529
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' reports (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the funds, including the funds' financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.


[LOGO - recylce bug]







Printed on recycled paper                  Investment Company File No. 811-2380
MFGEPR-960-1203 Litho in USA               Investment Company File No. 811-6235
CGD/RRD/8014                               Investment Company File No. 811-5750
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust

[LOGO - American Funds(R)]              The right choice for the long term/(R)/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/








































 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 December 1, 2003

Class R-5 shares of The Cash Management Trust, The U.S. Treasury Money Fund and The
Tax-Exempt Money Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company/SM/. Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Fees and expenses of the funds -- pages 6-8

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum sales charge on purchases (as a percentage of offering       none
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                         none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                             none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                          none





 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                             CLASS R-5
 THE CASH MANAGEMENT TRUST
---------------------------------------------------------
 Management fees                               0.28%
---------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
---------------------------------------------------------
 Other expenses/*/                             0.13
---------------------------------------------------------
 Total annual fund operating expenses          0.41
 THE U.S. TREASURY MONEY FUND

 Management fees                               0.30%
---------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
---------------------------------------------------------
 Other expenses/*/                             0.16
---------------------------------------------------------
 Total annual fund operating expenses          0.46
 THE TAX-EXEMPT MONEY FUND
 Management fees                               0.38%
--------------------------------------------
 Distribution and/or service (12b-1) fees      none
--------------------------------------------
 Other expenses                                0.20
--------------------------------------------
 Total annual fund operating expenses          0.58



* A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the funds.

EXAMPLES

The examples below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                1 YEAR  3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Class R-5                       $42    $    132   $230       $518
---------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND
 Class R-5                       $47    $    148   $258       $579
---------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 Class R-5                       $59    $    186   $324       $726



Purchase and exchange of shares -- pages 15-17

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are available only to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales charges -- pages 17-18

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial highlights/1/ -- pages 23-26

The Financial Highlights table is intended to help you understand each fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.




                               Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                value,       Net      (from net     Net asset               end of      expenses to      income
                               beginning  investment  investment  value, end of  Total      period      average net    to average
                               of period  income/2/    income)       period      return  (in millions)    assets       net assets
-----------------------------------------------------------------------------------------------------------------------------------
THE CASH MANAGEMENT TRUST
CLASS R-5:
 Year ended 9/30/2003            $1.00      $.009      $(.009)        $1.00       .87%        $74          .41%           .84%
 Period from 5/15/2002 to         1.00       .005       (.005)         1.00       .50          49          .16            .50
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
THE U.S. TREASURY MONEY FUND
CLASS R-5:
 Year ended 9/30/2003             1.00       .008       (.008)         1.00       .75           5          .46            .73
 Period from 5/15/2002 to         1.00       .005       (.005)         1.00       .47           4          .18            .46
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
THE TAX-EXEMPT MONEY FUND
CLASS R-5:
 Year ended 9/30/2003             1.00       .005       (.005)         1.00       .33          10          .58            .55
 Period from 7/15/2002 to         1.00       .002       (.002)         1.00       .17          10          .12            .17
9/30/2002





1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.

                      THE CASH MANAGEMENT TRUST OF AMERICA
                     THE U.S. TREASURY MONEY FUND OF AMERICA
                      THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                December 1, 2003

This document is not a prospectus but should be read in conjunction with the current prospectus of The Cash Management Trust of America ("CMTA"), The U.S. Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America ("CTEX") dated December 1, 2003. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                      The Tax-Exempt Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                             TABLE OF CONTENTS

Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Funds . . . . . . . . . . . . . . . . . . . . . .       14
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       29
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       33
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       40
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       44
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       46
Shareholder Account Services and Privileges . . . . . . . . . . . .       47
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       50
General Information . . . . . . . . . . . . . . . . . . . . . . . .       51
Class A Share Investment Results and Related Statistics . . . . . .       53
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       56
Financial Statements


                          Money Market Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 35 days or less.

THE U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 86 days or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA

     TAX-EXEMPT SECURITIES

     .The fund will invest at least 80% of its assets in securities the interest on which is exempt from federal income tax.

     DEBT SECURITIES

     .The fund may invest up to 20% of its assets in securities that are subject to alternative minimum taxes.

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 60 days or less.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


                          Money Market Funds - Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


INVESTMENT POLICIES - CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P")and Fitch Ratings. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "investment adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5% of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. CMTA's current policy is to invest only in instruments rated in the highest short-term rating categories by Moody's and S&P. If such instruments are unrated, they must be issued, guaranteed or insured by the United States or Canadian governments, their agencies or instrumentalities. CTEX's current policy is to invest in instruments rated in the highest short-term rating categories by Moody's and S&P. CTEX may purchase an instrument rated only by Moody's or S&P; however, if short-term ratings are available from other rating agencies, then at least one of the other ratings also must be in the highest category. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.


THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:


COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper).


COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.


                          Money Market Funds - Page 3

SAVINGS ASSOCIATION OBLIGATIONS: Bank notes and certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CORPORATE BONDS AND NOTES - Corporate obligations include those that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA currently may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Moody's or S&P. See the Appendix for a description of high-quality ratings by Moody's and S&P.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

LOANS OF PORTFOLIO SECURITIES - Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with each fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy


                          Money Market Funds - Page 4
of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


REPURCHASE AGREEMENTS - Although neither CTRS nor CTEX has a current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.


THE TAX-EXEMPT MONEY FUND OF AMERICA
------------------------------------

MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to


                          Money Market Funds - Page 5
the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.


SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


TEMPORARY TAXABLE INVESTMENTS - A portion of CTEX's assets, which normally will be less than 20%, may be invested in high-quality taxable short-term securities. Such temporary investments may include: (1) obligations of the U.S. Treasury;
(2) obligations of agencies and instrumentalities of the U.S. government; and
(3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the investment adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.


THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA
-----------------------------------------------------------------------------
AND THE TAX-EXEMPT MONEY FUND OF AMERICA
----------------------------------------

MONEY MARKET INSTRUMENTS - The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA, they include: (1) commercial paper (notes issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (2) commercial bank obligations, such as certificates of deposit, bank notes and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. government, its agencies or instrumentalities, and (5) corporate bonds and notes. CMTA may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the United States, they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.


CTRS may invest in instruments that include U.S. Treasury bills, notes and bonds. CTEX invests in money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipalities") to obtain funds for various public purposes. CTEX may purchase various types of municipal securities, including tax, bond, revenue, grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. In addition, CTEX may invest in municipal securities that are supported by credit and liquidity enhancements, including letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.


                          Money Market Funds - Page 6

VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


PUT SECURITIES - CMTA and CTEX may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks or broker-dealers that are determined by the investment adviser to present minimal credit risks. If an issuer, bank or broker-dealer should default on its obligation to repurchase, the funds may be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.


MATURITY - Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and put securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. government securities) will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. CMTA, CTRS and CTEX currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 86 days or less and 60 days or less, respectively.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceeds its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other


                          Money Market Funds - Page 7
portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


CMTA may not:
         ---


1. Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations - all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;


                          Money Market Funds - Page 8

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.


NON-FUNDAMENTAL POLICIES - The following policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.)


For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.


CMTA may not issue senior securities, except as permitted by the 1940 Act.


CTRS may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

 3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;


                          Money Market Funds - Page 9

 5.  Sell securities short;

 6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

 8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred


                          Money Market Funds - Page 10
compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


NON-FUNDAMENTAL POLICIES - The following policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.


For purposes of Investment Restriction #14, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


For purposes of Investment Restriction #15, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.


CTRS may not issue senior securities, except as permitted by the 1940 Act.


CTEX may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

 3. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

 4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;

 5. Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 6. Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;


                          Money Market Funds - Page 11

 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

10. Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

11.  Invest in companies for the purpose of exercising control or management;

12. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

15. Purchase or retain the securities of any issuer, if, to the knowledge of CTEX, those individual officers and Board members of CTEX, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

16. Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

17. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.


                          Money Market Funds - Page 12

For the purpose of CTEX's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.


Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of Investment Restriction #16, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


NON-FUNDAMENTAL POLICIES - The following policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects.



CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.


CTEX may not issue senior securities, except as permitted by the 1940 Act.


Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.


                          Money Market Funds - Page 13

                            MANAGEMENT OF THE FUNDS

BOARDS OF TRUSTEES AND OFFICERS


                                    YEAR FIRST                                         NUMBER OF BOARDS
                        POSITION      ELECTED                                           WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE        FUNDS    OF THE FUNDS/1/            PAST 5 YEARS               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999         Corporate director and author;            14            Carnival Corporation
 Jr.                                                former U.S. Ambassador to
 Age: 69                                            Spain; former Vice Chairman,
                                                    Knight-Ridder, Inc.
                                                    (communications company);
                                                    former Chairman and Publisher,
                                                    The Miami Herald
                                                    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee    CMTA: 1976      Private investor; former                  19            Ducommun Incorporated;
 Christie                           CTEX: 1989      President and CEO, The Mission                          IHOP Corporation;
 Age: 70                            CTRS: 1991      Group (non-utility holding                              Southwest Water
                                                    company, subsidiary of Southern                         Company;
                                                    California Edison Company)                              Valero L.P.
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994         Chairman of the Board and CEO,            12            Allegheny
 Age: 55                                            AnAerobics, Inc. (organic waste                         Technologies;
                                                    management)                                             BF Goodrich;
                                                                                                            Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee    CMTA: 1989      Chairman of the Board and CEO,            16            None
 Age: 68                            CTEX: 1989      Senior Resource Group LLC
                                    CTRS: 1991      (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee    CMTA: 1994      President and CEO, Fuller                 14            None
 Age: 57                            CTEX: 1989      Consulting (financial
                                    CTRS: 1991      management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991         Chairman of the Board and CEO,            13            Sempra Energy;
 Age: 69                                            AECOM Technology Corporation                            Southwest Water
                                                    (engineering, consulting and                            Company
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999         Principal, The Sanchez Family             12            None
 Age: 60                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                          Money Market Funds - Page 14

                                     YEAR FIRST      PRINCIPAL OCCUPATION(S) DURING
                                       ELECTED              PAST 5 YEARS AND
                                      A TRUSTEE              POSITIONS HELD            NUMBER OF BOARDS
                       POSITION    AND/OR OFFICER       WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE    OF THE FUNDS/1/    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE         FUNDS                                 OF THE FUNDS              TRUSTEE SERVES      BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan        Trustee           1996         President (retired), The                  7            None
 Age: 67                                             Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             President     CMTA: 1976       Senior Vice President and                12            None
 Goldstine            and           CTEX: 1989       Director, Capital Research and
 Age: 73              Trustee       CTRS: 1991       Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman      CMTA: 1985       Executive Vice President and             17            None
 Jr.                  of the        CTEX: 1992       Director, Capital Research and
 Age: 54              Boards and    CTRS: 1990       Management Company; Director,
                      Trustee                        The Capital Group Companies,
                                                     Inc.*; Director, American
                                                     Funds Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION        YEAR FIRST ELECTED                    PAST 5 YEARS AND POSITIONS HELD
                            WITH THE            AN OFFICER                           WITH AFFILIATED ENTITIES
    NAME AND AGE             FUNDS            OF THE FUNDS/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
----------------------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg         Senior Vice              1989           Vice President - Investment Management Group,
 Age: 50                President (CTEX)                          Capital Research and Management Company
----------------------------------------------------------------------------------------------------------------------------------
 Teresa S. Cook          Vice President            1991           Senior Vice President - Investment Management Group,
 Age: 51                 (CMTA and CTRS                           Capital Research and Management Company
                             only)
----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer       Vice President            1994           Vice President and Secretary, Capital Research and Management
 Age: 48                                                          Company; Secretary, American Funds Distributors, Inc.*;
                                                                  Director, Capital Bank and Trust Company*
----------------------------------------------------------------------------------------------------------------------------------
 Karen F. Hall             Assistant               1999           Vice President - Investment Management Group, Capital Research
 Age: 38                 Vice President                           and Management Company
                         (CMTA and CTRS
                             only)
----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams         Secretary             CMTA: 1982       Vice President - Fund Business Management Group, Capital
 Age: 55                                         CTEX: 1989       Research and Management Company
                                                 CTRS: 1991
----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman         Treasurer               2000           Vice President - Fund Business Management Group,
 Age: 33                                                          Capital Research and Management Company
----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S.               Assistant               1994           Assistant Vice President - Fund Business Management Group,
 Verdick                   Secretary                              Capital Research and Management Company
 Age: 39
----------------------------------------------------------------------------------------------------------------------------------




                          Money Market Funds - Page 15

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the funds serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the funds' principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                          Money Market Funds - Page 16

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                         OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                 BY TRUSTEE
--------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
--------------------------------------------------------------------------------
 Richard G. Capen, Jr.    CMTA:   Over $100,000      Over $100,000
                          CTRS: None
                          CTEX: $10,001 - $50,000
--------------------------------------------------------------------------------
 H. Frederick Christie                               Over $100,000
                          CMTA: $50,001 - $100,000
                          CTRS: None
                          CTEX: None
--------------------------------------------------------------------------------
 Diane C. Creel            CMTA: $1 - $10,000        $10,001 - $50,000
                          CTRS: $1 - $10,000
                          CTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Martin Fenton             CMTA: $1 - $10,000        Over $100,000
                          CTRS: None
                          CTEX: Over 100,000
--------------------------------------------------------------------------------
 Leonard R. Fuller         CMTA: $1 - $10,000        $50,001 - $100,000
                          CTRS: None
                          CTEX: None
--------------------------------------------------------------------------------
 Richard G. Newman         CMTA: $1 - $10,000        Over $100,000
                          CTRS: $1 - $10,000
                          CTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Frank M. Sanchez          CMTA: $1 - $10,000        $10,001 - $50,000
                          CTRS: $1 - $10,000
                          CTEX: $1 - $10,000
--------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
--------------------------------------------------------------------------------
 Don R. Conlan             CMTA: Over $100,000       Over $100,000
                          CTRS: None
                          CTEX: None
--------------------------------------------------------------------------------
 Abner D. Goldstine        CMTA: Over $100,000       Over $100,000
                          CTRS: Over $100,000
                          CTEX: $10,001 - $50,000
--------------------------------------------------------------------------------
 Paul G. Haaga, Jr.        CMTA: Over $100,000       Over $100,000
                          CTRS: $50,001 - $100,000
                          CTEX: None
--------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).


                          Money Market Funds - Page 17

TRUSTEE COMPENSATION


No compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The funds pay annual fees of $6,500 for (CMTA), $1,500 for (CTEX) and $1,500 for
(CTRS) to Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Trustees meeting attended; $285 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the funds' Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the funds. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Trustees who are not affiliated with the investment adviser.


                          Money Market Funds - Page 18

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003


                                                                                                             TOTAL COMPENSATION
                                                                              AGGREGATE COMPENSATION             (INCLUDING
                                                                              (INCLUDING VOLUNTARILY        VOLUNTARILY DEFERRED
                                                                             DEFERRED COMPENSATION/1/)        COMPENSATION/1/)
                                   NAME                                           FROM THE FUNDS         FROM ALL FUNDS MANAGED BY
--------------------------------------------------------------------------------------------------------    CAPITAL RESEARCH AND
                                                                                                                 MANAGEMENT
                                                                                                        COMPANY OR ITS AFFILIATES/2/
                                                                                                        ----------------------------
 Richard G. Capen, Jr./3/                                                           $8,413/ /CMTA                 $105,610
                                                                                     3,308 CTRS
                                                                                     3,308 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                               8,782 CMTA                    245,035
                                                                                     3,677 CTRS
                                                                                     3,677 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                                                                      7,843 CMTA                     58,620
                                                                                       2,738 CTRS
                                                                                     2,738 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                    7,843 CMTA                    216,120
                                                                                     2,738 CTRS
                                                                                     2,738 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                   8,413 CMTA                    166,395
                                                                                     3,308 CTRS
                                                                                     3,308 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                   7,843 CMTA                    137,120
                                                                                     2,738 CTRS
                                                                                     2,738 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                    7,843 CMTA                     59,120
                                                                                     2,738 CTRS
                                                                                     2,738 CTEX
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the funds in 1993/ 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees. Compensation for the fiscal year ended September 30, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Richard G. Capen ($20,329 - CMTA; $8,558 - CTRS and $10,501 - CTEX) and Martin Fenton ($8,859 -
  CMTA; $2,619 - CTRS and $1,954 - CTEX). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustees.

As of November 1, 2003, the officers and Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


                          Money Market Funds - Page 19

                  FUND ORGANIZATION AND THE BOARD OF TRUSTEES

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976, CTRS on December 19, 1990 and CTEX on December 5, 1998).


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


CMTA has the following classes of shares: Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. CTRS has the following classes of shares: Class A, R-1, R-2, R-3, R-4 and R-5. CTEX has Class A and R-5 shares.The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the retirement plan statement of additional information for CMTA and CTRS.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of CMTA and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of CMTA's shares, the Virginia College Savings Plan will vote any proxies relating to CMTA's shares.


The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the Board could be removed by a majority vote.


                          Money Market Funds - Page 20

The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of their shares as of the opening of business on November 1, 2003:





                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                        Class B         5.13%
 Surpas House Account                                Class C         7.60
 7th Floor
 333 W. 34th St
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         5.04%
 ATTN Mutual Fund Operations
 3 Harborside Plz 6th Floor
 Jersey City, NJ  07311
----------------------------------------------------------------------------
 Therese M. Meszaros                                 Class F         7.57%
 MN
----------------------------------------------------------------------------
 IRA FBO Charles Boyer                               Class F         6.28%
 Pershing LLC
 MD
----------------------------------------------------------------------------
 Troy G. Sullivan                                    Class F        16.30%
 LA
----------------------------------------------------------------------------

 The Cash Management Trust


                          Money Market Funds - Page 21

THE TAX-EXEMPT MONEY FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       6.48%
 PIM 1682-00
 Capital Guardian Trust Co
 50 W Liberty St Ste 890
 Reno, NV  89501-1940
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      17.23%
 PIM 1631-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       9.19%
 PIM 1742-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      18.24%
 PIM 1319-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       9.07%
 PIM 6860-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea, CA  92821-5805
----------------------------------------------------------------------------



COMMITTEES OF THE BOARD OF TRUSTEES


The funds have an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent auditors and the full Board of Trustees. Two Audit Committee meetings were held during the 2003 fiscal year.


The funds have a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the funds may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


                          Money Market Funds - Page 22

The funds have a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the funds, addressed to the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENTS - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the investment adviser which provides that the investment adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.


The CMTA Agreement will continue in effect until May 31, 2004, unless sooner terminated. The CTRS Agreement will continue in effect until October 31, 2004, unless sooner terminated, and the CTEX Agreement will continue in effect until
October 1, 2004, unless sooner terminated. Each Agreement   may be renewed from
year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without


                          Money Market Funds - Page 23
penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of each fund's Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the funds, fees and expenses borne by the funds, financial results of the investment adviser, and comparative data for other mutual funds and selected indexes.


In reviewing the quality of services provided to the funds, the Committees noted that CTRS and CTEX each had positive investment results through 2002, through July 31, 2003 and in the three-, five- and ten-year periods through July 31, but lagged the results of many of their peers on a relative basis. CMTA also had positive investment results through 2002 and in the three-, five-, and ten-year periods ended August 31, 2003, but its results exceeded those of its peers in the eight-month period through August 31, 2003. The Committee recognized tha the trade-off for maintaining each fund's high credit quality standards is the potential for its investment results to lag in certain periods. Members of the Committee noted the investment adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the funds, the Committees noted, among other things, that each fund's advisory fees as a percentage of its average net assets over various periods were highly favorable in relation to its peer group. It was observed that there was some growth in transfer agency expenses for 2002 in some funds, but an overall trend toward a lower expense ratio compared to each peer group. The Committees also discussed steps taken by the investment adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committees and the Boards concluded that the advisory fees and other expenses of each fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


                          Money Market Funds - Page 24

Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:


     CMTA: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

     CTRS: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

     CTEX: 0.39% on the first $200 million of average net assets; plus 0.37% on average net assets between $200 million and $600 million; plus 0.33% on the portion of average net assets between $600 million and $1.2 billion; plus 0.29% on average net assets in excess of $1.2 billion.

The investment adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.


CMTA The Agreement provides that the investment adviser will reimburse CMTA for
----
any expenses incurred by the fund in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The investment advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence. During the year ended September 30, 2003, reimbursements made by the investment adviser totaled $26,971,000.


CTRS The investment adviser has agreed that in the event the expenses of the
----
fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


CTEX The investment adviser has agreed that in the event the expenses of the
----
fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the funds' management fees must be waived due to Class A share


                          Money Market Funds - Page 25
expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the funds or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended September 30, 2003, 2002, and 2001, the investment adviser received advisory fees as follows:

                                                    2003               2002                2001
-------------------------------------------------------------------------------------------------------
                    CMTA                         $25,711,000        $20,307,000         $17,312,000
-------------------------------------------------------------------------------------------------------
                    CTRS                           2,184,000          1,572,000           1,208,000
-------------------------------------------------------------------------------------------------------
                    CTEX                           1,408,000          1,276,000           1,169,000
-------------------------------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES AGREEMENTS - The Administrative Services Agreements (the "Administrative Agreements") between CMTA and the investment adviser relating to CMTA's Class C, F and 529 shares and between CTEX and the investment adviser relating to CTEX's Class R-5 shares will continue in effect until May 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Administrative Agreement provides that CMTA and CTEX may terminate the Agreement at any time by vote of a majority of Trustees who are not interested persons of CMTA or CTEX, as applicable. The investment adviser has the right to terminate each Administrative Agreement upon 60 days' written notice to CMTA or CTEX, as applicable. Each Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under each Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of CMTA's Class C, F, Class 529 shares and CTEX's Class R-5 shares. The investment adviser contracts with third parties, including American Funds Service Company, CMTA's and CTEX's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to CMTA's applicable share classes and CTEX's Class R-5 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the funds and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to CMTA's and CTEX's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class of CMTA, as applicable, and 0.10 % of the average daily net assets of CTEX's Class R-5 shares.


                          Money Market Funds - Page 26

During the 2003 fiscal period, administrative services fees were:


                               CMTA                                        ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                               $235,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                 21,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                              128,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                                1,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                                5,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                7,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                2,000
------------------------------------------------------------------------------------------------------------
                               CTEX
------------------------------------------------------------------------------------------------------------
                             CLASS R-5                                                $8,080
------------------------------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of each fund's shares.
 For Class B and 529-B shares of CMTA, the Principal Underwriter sells the rights to the 12b-1 fees paid by CMTA for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. CMTA also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, CMTA pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Service fees received by the Principal Underwriter on sales of CMTA Class B shares during the fiscal years ended 2003, 2002 and 2001 were $61,000, $47,000 and $13,000, respectively. Service fees received by the Principal Underwriter on sales of CMTA Class 529-B shares during the fiscal years ended 2003 and 2002 were $1,000 and $121, respectively. No compensation was paid to dealers.


Each fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect


                          Money Market Funds - Page 27
financial interest in the operation of the Plans or the Principal Underwriting Agreements. Potential benefits of the Plans to the funds include: quality shareholder services; savings to the funds in transfer agency costs; savings to the funds in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the funds are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Trustees.


Under the Plans, each fund may annually expend the following amounts to finance any activity which is primarily intended to result in the sale of fund shares, provided each fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.15% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares (CMTA only), up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares (CMTA only), 0.90% of the average daily net assets attributable to Class B and 529-B shares, respectively;
(iv) for Class C and 529-C shares (CMTA only), 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares (CMTA only), up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares (CMTA only), up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively. CTEX has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 assets.


For Class A (all funds) and 529-A shares (CMTA only), up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers.


For Class B and 529-B shares (CMTA only): (i) 0.15% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares (CMTA only): (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares (CMTA only): (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares (CMTA only), 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under CMTA's Class F and 529-F Plans for distribution-related expenses.


                          Money Market Funds - Page 28

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                           12B-1 EXPENSES                                   12B-1 LIABILITY

                                               ACCRUED                                        OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
        CLASS A           $7,144,000 CMTA                                     $543,000 CMTA
                             659,000 CTRS                                       46,000 CTRS
                             184,000 CTEX                                       16,000 CTEX
 --------------------------------------------------------------------------------------------------------------------------
        CLASS B            1,702,000 CMTA                                      131,000 CMTA
--------------------------------------------------------------------------------------------------------------------------
        CLASS C            1,034,000 CMTA                                       78,000 CMTA
--------------------------------------------------------------------------------------------------------------------------
        CLASS F               29,000 CMTA                                        1,000 CMTA
--------------------------------------------------------------------------------------------------------------------------
      CLASS 529-A             12,000 CMTA                                        3,000 CMTA
--------------------------------------------------------------------------------------------------------------------------
      CLASS 529-B              9,000 CMTA                                        1,000 CMTA
--------------------------------------------------------------------------------------------------------------------------
      CLASS 529-C             26,000 CMTA                                        3,000 CMTA
--------------------------------------------------------------------------------------------------------------------------
      CLASS 529-E             19,000 CMTA                                        2,000 CMTA
--------------------------------------------------------------------------------------------------------------------------
      CLASS 529-F              3,000 CMTA                                          424 CMTA
--------------------------------------------------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the funds or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation,


                          Money Market Funds - Page 29
generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which each fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which each fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS - Dividends on fund shares will be reinvested in shares of the funds of the same class. Dividends distributed by the funds to a retirement plan currently are not taxable.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest and net short-term capital gains, less expenses.

DAILY DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.


Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the


                          Money Market Funds - Page 30

Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.


The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.


STATE TAXES - Information relating to the percentage of CTEX's income derived from securities issued in a particular state is provided after year end.


Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.


                          Money Market Funds - Page 31

                 CTEX - ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of CTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.


CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., employer-sponsored plans and IRAs). Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


In addition, CTEX may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.


The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.


                          Money Market Funds - Page 32

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------





                          Money Market Funds - Page 33

The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                          Money Market Funds - Page 34

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                          Money Market Funds - Page 35

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE (NOT APPLICABLE TO AMERICAN FUNDS MONEY MARKET FUNDS).

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     .investments in Class A shares made by endowments or foundations with $50 million or more in assets;


                          Money Market Funds - Page 36

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."


                          Money Market Funds - Page 37

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM// /to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1


                          Money Market Funds - Page 38
million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the


                          Money Market Funds - Page 39

Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.


                          Money Market Funds - Page 40

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).


                          Money Market Funds - Page 41

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the


                          Money Market Funds - Page 42
case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.


                          Money Market Funds - Page 43

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable funds' current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds.


                          Money Market Funds - Page 44

For more information about how to purchase through your intermediary, contact your intermediary directly.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.


1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.


Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.


                          Money Market Funds - Page 45

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     --Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     --Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     --You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     --Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --Checks must be made payable to the registered shareholder(s).


                          Money Market Funds - Page 46

     --Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     --You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     --You may establish check writing privileges using an account application. Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America. See "Check Writing" in the section entitled "Shareholder Account Services and Privileges" below.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money


                          Money Market Funds - Page 47
will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may


                          Money Market Funds - Page 48
result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in


                          Money Market Funds - Page 49

"Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


CHECK WRITING - You may write checks for $250 or more against your Class A share account in the funds. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. When the checks you write are presented to The Chase Manhattan Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Each month canceled checks will be returned to you. Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. This procedure enables you to continue earning daily income dividends on your money until your checks actually clear.


REDEMPTION OF SHARES - Each fund's Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of each fund may from time to time adopt.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the funds' portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the funds'


                          Money Market Funds - Page 50
shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the funds. The funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the investment adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the funds hold non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $11,899,000, $866,000 and $134,000 by CMTA, CTRS and CTEX for Class A shares, respectively, and $290,000 for CMTA Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the funds' independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the funds and for Trustees who are not interested persons (as defined by the 1940 Act) of the funds in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Trustees of the funds, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least


                          Money Market Funds - Page 51
semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent auditors, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds and Capital Research and Management Company and its affiliated companies, including the funds' principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which each fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where each fund was organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the funds and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the funds or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                          Money Market Funds - Page 52

                   INVESTMENT RESULTS AND RELATED STATISTICS

Each fund may from time to time provide yield information (including CTEX tax-equivalent yield information) or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:


     Seven-day yield = (net change in account value x /365//\\7\\)

     Tax-equivalent yield = tax-exempt portion of seven-day yield/(1-stated income tax rate) + taxable portion of seven day yield

     Effective yield* = ([1 + (net change in account value) /1//\\7\\]/365/) - 1

     *The effective yield will assume a year's compounding of the seven-day yield.

CMTA Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2003 are calculated as follows:

ASSUMPTIONS:

     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2003: $1.0002028

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:          $1.0002028

          Less beginning account value:  $1.0000000

          Net change in account value:   $0.0002028

     Seven-day yield  =  (0.0002028 X 365/7)   =   1.06%

     Effective yield     =   ([1 + (0.0002028) /1//\\7\\]/365/) - 1  =  1.06%


CTRS Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2003 are calculated as follows:


                          Money Market Funds - Page 53

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2003: $1.0000815

     *Value includes additional shares acquired with dividends paid on the original share.

Calculation:

          Ending account value:          $1.0000815

          Less beginning account value:  $1.0000000

          Net change in account value:   $0.0000815

     Seven-day yield  =  (0.0000815 X 365/7) =  0.42%

     Effective yield  =  ([1 + (0.0000815)/1//\\7\\]/365/) - 1  = 0.43%

CTEX Class A
------------

     The seven-day current, effective and tax-equivalent yields for the period ended
September 30, 2003 are calculated as follows:

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2003: $1.0000788

     *Value includes additional shares acquired with dividends paid on the original share.


                          Money Market Funds - Page 54

CALCULATION:

          Ending account value:                $1.0000788

          Less beginning account value:        $1.0000000

          Net change in account value:         $0.0000788

          Tax-exempt portion of net change:    $0.0000788

          Taxable portion of net change:       $ -0-

     Seven-day yield   =  ($0.0000788 X 365/7)  =  0.41%

     Seven-day tax equivalent yield   =  ($0.0000788 X 365/7/(1-0.350)) =  0.63%

     Effective yield  =  [1 + ($0.0000788)1/7]/365/-1  =  0.41%

Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 476.7% (for the period 11/3/76 through 9/30/03), the lifetime return of CTRS was 57.9% (for the period 2/1/91 through 9/30/03), and the lifetime return of CTEX was 46.4% (for the period 10/24/89 through 9/30/03).


Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.


                          Money Market Funds - Page 55

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                          Money Market Funds - Page 56



The Cash Management Trust of America
Investment portfolio
September 30, 2003



                                                                             Principal    Market
                                                                    Yield at   amount      value
                                                                 acquisition     (000)      (000)

CERTIFICATES OF DEPOSIT  -  2.58%
ING Bank NV
  October 14, 2003                                                     1.05% $ 25,000    $25,000
State Street Bank & Trust
  October 14, 2003                                                      1.02   50,000     49,999
Wells Fargo Bank, NA
  October 15, 2003                                                      1.06   50,000     50,000
  November 4, 2003                                                      1.06   50,000     49,999
  November 14, 2003                                                     1.06   50,000     49,999
Total certificates of deposit                                                            224,997

COMMERCIAL PAPER  -  72.49%
3M Co.
  October 30, 2003                                                      1.00   25,000     24,979
Abbey National North America LLC
  November 24, 2003                                                     1.01   50,000     49,920
  December 8, 2003                                                      1.01   50,000     49,898
Abbott Laboratories Inc. (1)
  October 28, 2003                                                      1.01   40,000     39,969
ABN AMRO North America Finance Inc.
  October 10, 2003                                                      1.03   50,000     49,986
  November 3, 2003                                                      1.05   50,000     49,949
AIG Funding Inc.
  November 3, 2003                                                      1.04   25,000     24,975
  November 7, 2003                                                      1.04   50,000     49,944
Alcon Capital Corp. (1)
  October 27, 2003                                                      1.02   25,000     24,981
American Express Credit Corp.
  October 20, 2003                                                      1.04   70,000     69,960
  October 22, 2003                                                      1.04   50,000     49,968
American General Finance Corp.
  November 3, 2003                                                      1.05   24,000     23,976
American Honda Finance Corp.
  October 22, 2003                                                      1.05   33,700     33,678
  October 27, 2003                                                      1.04   31,000     30,977
  November 5, 2003                                                      1.05   42,000     41,955
  November 12, 2003                                                     1.03   18,300     18,277
Anheuser-Busch Cos. Inc. (1)
  October 30, 2003                                                      1.00   25,000     24,979
ANZ (Delaware) Inc.
  October 20, 2003                                                      1.03   50,000     49,971
  November 25, 2003                                                     1.05   50,000     49,918
Asset Securitization Cooperative Corp. (1)
  October 8, 2003                                                       1.05   55,000     54,987
  October 16, 2003                                                      1.06   50,000     49,976
  November 13, 2003                                                     1.06   45,000     44,942
Aventis S.A. (1)
  October 9, 2003                                                       1.06   25,000     24,993
  November 25, 2003                                                     1.04   25,000     24,960
Bank of Ireland (1)
  October 20, 2003                                                      1.06   25,000     24,985
  November 10, 2003                                                     1.06   50,000     49,940
  November 24, 2003                                                     1.06   50,000     49,919
Bank of Nova Scotia
  December 2, 2003                                                      1.03   50,000     49,910
Barclays U.S. Funding Corp.
  October 6, 2003                                                       1.03   50,000     49,991
  October 14, 2003                                                      1.03   50,000     49,979
BellSouth Corp. (1)
  October 8, 2003                                                       1.01   35,000     34,992
  October 9, 2003                                                       1.01   50,000     49,987
BMW U.S. Capital Corp.
  October 22, 2003                                                      1.03   50,000     49,969
BNP Paribas Finance Inc.
  October 14, 2003                                                      1.03   25,000     24,990
  October 27, 2003                                                      1.05   25,000     24,980
  November 25, 2003                                                     1.03   50,000     49,917
BP Capital Markets PLC
  November 14, 2003                                                     1.02   70,000     69,907
CAFCO, LLC (1)
  October 1, 2003                                                       1.02   30,000     29,999
  November 13, 2003                                                     1.05   25,000     24,968
  November 18, 2003                                                     1.06   45,000     44,935
Canadian Wheat Board
  October 8, 2003                                                       1.00   50,010     49,999
  November 24, 2003                                                     0.97   20,000     19,968
CBA (Delaware) Finance Inc.
  October 15, 2003                                                      1.06   25,000     24,989
CDC Commercial Paper Corp. (1)
  October 29, 2003                                                      1.04   75,000     74,937
ChevronTexaco Funding Corp.
  October 1, 2003                                                       1.02  100,000     99,997
CIESCO LLC
  October 23, 2003                                                      1.06   50,000     49,966
Clorox Co.
  October 7, 2003                                                       1.01   30,000     29,994
  October 23, 2003                                                      1.01   15,000     14,990
Coca-Cola Co.
  October 10, 2003                                                      1.02   40,000     39,988
  October 17, 2003                                                      1.01   14,000     13,993
  October 20, 2003                                                      1.02   30,400     30,382
  October 22, 2003                                                      1.02   61,600     61,561
Credit Lyonnais N.A. Inc.
  October 3, 2003                                                       1.06   80,200     80,193
  October 6, 2003                                                       1.03   50,000     49,991
  November 3, 2003                                                      1.05   19,800     19,780
Danske Corp.
  October 7, 2003                                                       1.05   25,000     24,995
  October 22, 2003                                                      1.05   50,000     49,968
  November 5, 2003                                                      1.06   50,000     49,946
Dexia Delaware LLC
  October 3, 2003                                                       1.04   25,000     24,998
  October 24, 2003                                                      1.06   50,000     49,965
  December 1, 2003                                                      1.06   50,000     49,907
Diageo Capital PLC (1)
  October 3, 2003                                                       1.02   45,300     45,296
DuPont (E.I.) de Nemours & Co.
  October 17, 2003                                                      1.04   25,000     24,988
  October 20, 2003                                                      1.03   35,000     34,980
  October 24, 2003                                                      1.03   50,000     49,965
  November 4, 2003                                                      1.04   25,000     24,974
Edison Asset Securitization LLC (1)
  October 10, 2003                                                      1.05   20,000     19,994
  October 24, 2003                                                      1.04   40,000     39,972
  November 12, 2003                                                     1.06   90,000     89,885
Eksportfinans ASA (1)
  October 10, 2003                                                      1.02   17,909     17,904
  October 21, 2003                                                      1.04    7,091      7,087
Electricite de France
  October 7, 2003                                                       1.03   25,000     24,995
Export Development Canada
  October 27, 2003                                                      0.97   30,000     29,978
Exxon Asset Management Co. (1)
  October 8, 2003                                                       1.00   50,000     49,989
  October 24, 2003                                                      0.99   50,000     49,967
FCAR Owner Trust I
  November 12, 2003                                                     1.06   50,000     49,937
Gannett Co. (1)
  October 10, 2003                                                      1.02   85,000     84,976
  October 17, 2003                                                      1.01   40,000     39,981
Gaz de France
  October 6, 2003                                                       1.03   25,000     24,996
Gillette Co. (1)
  October 17, 2003                                                      0.99   40,000     39,981
GlaxoSmithKline Finance PLC
  October 16, 2003                                                      1.03   50,000     49,977
  November 25, 2003                                                     1.02   30,000     29,951
Golden Peanut Co. LLC
  October 1, 2003                                                       1.02   10,000     10,000
Harley-Davidson Funding Corp. (1)
  October 15, 2003                                                      1.02   15,000     14,994
  November 24, 2003                                                     1.02   10,000      9,984
Harvard University
  November 14, 2003                                                     1.01   40,000     39,948
HBOS Treasury Services PLC
  October 1, 2003                                                       1.05   30,000     29,999
  October 10, 2003                                                      1.05    8,800      8,797
  October 23, 2003                                                      1.05   25,000     24,983
  November 5, 2003                                                      1.05   51,200     51,146
Hershey Foods Corp. (1)
  October 24, 2003                                                      1.01   25,000     24,983
Household Finance Corp.
  October 31, 2003                                                      1.03   50,000     49,956
HSBC USA Inc.
  October 15, 2003                                                      1.04   25,000     24,989
IBM Credit Corp.
  October 14, 2003                                                      1.00   50,000     49,981
ING (U.S.) Funding LLC
  October 17, 2003                                                      1.04   25,000     24,987
  October 21, 2003                                                      1.04   25,000     24,984
Johnson & Johnson (1)
  November 14, 2003                                                     1.02   23,400     23,370
KFW International Finance Inc. (1)
  October 8, 2003                                                       1.01   30,000     29,993
  October 15, 2003                                                      1.02   25,000     24,989
  November 4, 2003                                                      1.03   45,000     44,955
Kimberly-Clark Worldwide Inc. (1)
  October 6, 2003                                                       1.00   25,000     24,996
  October 24, 2003                                                      1.00   25,000     24,983
Medtronic Inc. (1)
  October 3, 2003                                                       1.02   25,000     24,998
  October 16, 2003                                                      1.03   20,000     19,991
Merck & Co. Inc.
  October 6, 2003                                                       1.01   22,000     21,996
  October 28, 2003                                                      1.02   21,000     20,983
  November 13, 2003                                                     1.02   50,000     49,938
Motiva Enterprises LLC
  October 6, 2003                                                       1.00   25,000     24,996
Nestle Capital Corp. (1)
  October 21, 2003                                                      1.03   25,000     24,985
  October 27, 2003                                                      1.03   40,000     39,969
NetJets Inc. (1)
  October 3, 2003                                                       1.02   20,000     19,998
  November 14, 2003                                                     1.04   25,000     24,967
New Center Asset Trust
  October 8, 2003                                                       1.06   25,000     24,994
  November 17, 2003                                                     1.05   40,000     39,942
Novartis Finance Corp. (1)
  October 8, 2003                                                       1.01   25,000     24,994
Park Avenue Receivables Corp. (1)
  October 6, 2003                                                       1.06   30,000     29,995
  October 7, 2003                                                       1.06   50,000     49,990
  October 27, 2003                                                      1.04   50,000     49,961
Pfizer Inc. (1)
  October 10, 2003                                                      1.02   25,000     24,993
  October 17, 2003                                                      1.02   30,000     29,986
  October 20, 2003                                                      1.02   25,000     24,986
  November 17, 2003                                                     1.02   45,000     44,939
Preferred Receivables Funding Corp. (1)
  October 1, 2003                                                       1.06   30,000     29,999
  October 7, 2003                                                       1.05   25,000     24,995
  October 22, 2003                                                      1.06   30,000     29,981
  October 30, 2003                                                      1.06   50,000     49,956
Private Export Funding Corp. (1)
  October 15, 2003                                                      1.02   25,000     24,989
Procter & Gamble Co. (1)
  October 10, 2003                                                      1.02   45,000     44,987
  October 31, 2003                                                      1.01   30,000     29,973
  November 21, 2003                                                     1.02   50,000     49,926
Rabobank USA Financial Corp.
  October 21, 2003                                                      1.04   35,950     35,928
Receivables Capital Corp. (1)
  October 3, 2003                                                       1.06   75,000     74,993
  October 17, 2003                                                      1.05   35,000     34,983
  November 6, 2003                                                      1.05   25,000     24,973
Rio Tinto (Commercial Paper) Ltd. (1)
  October 9, 2003                                                       1.05   25,000     24,993
  October 21, 2003                                                      1.07   25,000     24,984
Royal Bank of Scotland PLC
  October 28, 2003                                                      1.04   50,000     49,960
SBC International Inc. (1)
  October 21, 2003                                                      1.03   75,000     74,955
Shell Finance (U.K.) PLC
  October 14, 2003                                                      1.04   30,100     30,088
  November 4, 2003                                                      1.03   44,900     44,855
  November 6, 2003 (1)                                                  1.04   25,000     24,973
Siemens Capital Co. LLC
  November 3, 2003                                                      1.01   25,000     24,976
Societe Generale N.A. Inc.
  October 10, 2003                                                      1.03   50,000     49,986
  October 15, 2003                                                      1.03   50,000     49,978
Spintab AB (Swedmortgage)
  October 17, 2003                                                      1.02   25,000     24,988
  October 29, 2003                                                      1.04   50,000     49,956
Stadshypotek Delaware Inc. (1)
  October 15, 2003                                                      1.07   15,000     14,993
  November 10, 2003                                                     1.05   50,000     49,940
  November 21, 2003                                                     1.06   35,000     34,947
  November 25, 2003                                                     1.07   25,000     24,958
Target Corp.
  October 2, 2003                                                       1.00   25,000     24,999
  October 20, 2003                                                      1.03   25,000     24,986
Toronto-Dominion Holdings USA Inc.
  October 17, 2003                                                      1.04   25,000     24,988
  November 3, 2003                                                      1.03   50,000     49,952
Total Capital (1)
  October 7, 2003                                                       1.05   50,000     49,990
Toyota Motor Credit Corp. (1)
  November 6, 2003                                                      1.05  100,000     99,890
Triple-A One Funding Corp. (1)
  October 24, 2003                                                      1.05   35,000     34,975
  November 7, 2003                                                      1.05   25,000     24,972
  November 14, 2003                                                     1.05   55,000     54,926
UBS Finance (Delaware) LLC
  November 10, 2003                                                     1.04   50,000     49,941
  November 24, 2003                                                     1.04   50,000     49,921
United Parcel Service Inc.
  November 7, 2003                                                      0.98   50,000     49,946
Verizon Network Funding Co.
  October 20, 2003                                                      1.02   45,000     44,975
Wal-Mart Stores Inc. (1)
  October 29, 2003                                                      1.01   40,000     39,967
  November 18, 2003                                                     1.00   35,000     34,951
Westpac Capital Corp.
  November 7, 2003                                                      1.03   50,000     49,946
Yale University
  October 10, 2003                                                      1.06    6,000      5,998
TOTAL COMMERCIAL PAPER                                                                 6,328,920

FEDERAL AGENCY DISCOUNT NOTES  -  9.67%
Fannie Mae
  October 22, 2003                                                      1.02   50,000     49,969
Federal Farm Credit Banks
  October 9, 2003                                                       0.98   50,000     49,988
  October 16, 2003                                                      0.98   50,000     49,978
  November 14, 2003                                                     0.98   25,000     24,969
Federal Home Loan Bank
  October 29, 2003                                                      1.01   30,000     29,976
  November 7, 2003                                                      1.02   50,000     49,946
  November 19, 2003                                                     1.02   20,000     19,972
International Bank for Reconstruction and Development
  October 10, 2003                                                      0.97   75,000     74,980
  October 21, 2003                                                      0.97   75,000     74,958
  October 28, 2003                                                      0.98   84,200     84,131
Sallie Mae
  October 8, 2003                                                       0.99   50,000     49,989
  October 14, 2003                                                      0.99   50,000     49,981
  October 27, 2003                                                      1.00   35,000     34,974
Tenessee Valley Authority
  October 2, 2003                                                       0.99   40,000     39,998
  October 16, 2003                                                      0.99  110,000    109,952
  October 23, 2003                                                      0.96   50,000     49,969
TOTAL FEDERAL AGENCY DISCOUNT NOTES                                                      843,730

U.S. TREASURIES  -  15.28%
U.S. Treasury Bills
  October 2, 2003                                                       0.89  300,000    299,986
  October 9, 2003                                                       0.92  225,000    224,951
  October 16, 2003                                                      0.93  160,000    159,939
  October 23, 2003                                                      0.94  175,000    174,901
  October 30, 2003                                                      0.91  100,000     99,927
  November 6, 2003                                                      0.96  125,000    124,892
  November 13, 2003                                                     0.93   50,000     49,947
  November 20, 2003                                                     0.91  100,000     99,879
  November 28, 2003                                                     0.93   50,000     49,932
  December 4, 2003                                                      0.90   50,000     49,923
TOTAL U.S. TREASURIES                                                                  1,334,277


TOTAL INVESTMENT SECURITIES (cost: $8,731,943,000)                                     8,731,924
OTHER ASSETS LESS LIABILITIES                                                             (1,343)

NET ASSETS                                                                            $8,730,581

(1) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES           (dollars and shares in thousands,
at September 30, 2003                                 except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $8,731,943)                                                                                                     $8,731,924
 Cash                                                                                                                        42,520
 Receivables for:
  Sales of fund's shares                                                                               $49,463
  Interest                                                                                                 206
  Reimbursement of expenses from investment adviser                                                      1,799               51,468
 Other Assets                                                                                                                     4
                                                                                                                          8,825,916

LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                                          92,509
  Dividends on fund's shares                                                                               179
  Services provided by affiliates                                                                        2,574
  Deferred Trustees' compensation                                                                           36
  Other fees and expenses                                                                                   37               95,335
NET ASSETS AT SEPTEMBER 30, 2003                                                                                         $8,730,581

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                        $8,730,600
 Net unrealized depreciation                                                                                                    (19)
NET ASSETS AT SEPTEMBER 30, 2003                                                                                         $8,730,581

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING -
  UNLIMITED SHARES AUTHORIZED

                                                                 Net assets        Shares outstanding    Net asset value per share

Class A                                                          $7,909,667                 7,909,684                   $1.00
Class B                                                             172,925                   172,925                    1.00
Class C                                                              88,720                    88,720                    1.00
Class F                                                               7,342                     7,342                    1.00
Class 529-A                                                          89,297                    89,297                    1.00
Class 529-B                                                           1,082                     1,082                    1.00
Class 529-C                                                           3,456                     3,457                    1.00
Class 529-E                                                           4,614                     4,614                    1.00
Class 529-F                                                           2,318                     2,318                    1.00
Class R-1                                                             7,679                     7,680                    1.00
Class R-2                                                           205,628                   205,628                    1.00
Class R-3                                                           138,193                   138,193                    1.00
Class R-4                                                            26,156                    26,156                    1.00
Class R-5                                                            73,504                    73,504                    1.00



STATEMENT OF OPERATIONS
for the year ended September 30, 2003                     (dollars in thousands)


INVESTMENT INCOME:
 Income:
  Interest                                                                                                                 $118,465
 Fees and expenses:
  Investment advisory services                                                                         $25,711
  Distribution services                                                                                 11,553
  Transfer agent services                                                                               12,189
  Administrative services                                                                                1,723
  Reports to shareholders                                                                                  310
  Registration statement and prospectus                                                                  1,041
  Postage, stationery and supplies                                                                       2,288
  Trustees' compensation                                                                                    65
  Auditing and legal                                                                                        65
  Custodian                                                                                                284
  State and local taxes                                                                                     79
  Other                                                                                                     41
  Total expenses before reimbursement                                                                   55,349
   Reimbursement of expenses                                                                            28,732               26,617
 Net investment income                                                                                                       91,848
NET UNREALIZED DEPRECIATION ON INVESTMENTS                                                                                       (4)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                            $91,844





STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)


                                                                                                           Year ended September 30
                                                                                                          2003                 2002
OPERATIONS:
 Net investment income                                                                                 $91,848              $95,932
 Net unrealized (depreciation) appreciation
  on investments                                                                                            (4)                  14
  Net increase in net assets
   resulting from operations                                                                            91,844               95,946

DIVIDENDS PAID TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                                                                            (91,828)             (95,952)

CAPITAL SHARE TRANSACTIONS                                                                              32,809            1,559,502

TOTAL INCREASE IN NET ASSETS                                                                            32,825            1,559,496

NET ASSETS:
 Beginning of year                                                                                   8,697,756            7,138,260
 End of year                                                                                        $8,730,581           $8,697,756


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality, short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero         Classes B and 529-B
                                               for redemptions within           convert to classes A and
                                               six years of purchase            529-A, respectively, after
                                                                                eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2003, the cost of investment securities for federal income tax purposes was $8,731,943,000.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income                                                                     $212
Gross unrealized appreciation on investment securities                                                    43
Gross unrealized depreciation on investment securities                                                   (62)

Distributions paid to shareholders from ordinary income were as follows (dollars in thousands):


                                                                          Year ended                              Year ended
Share class(1)                                                         September 30, 2003                    September 30, 2002
Class A                                                                          $ 90,058                              $ 95,143
Class B                                                                               252                                   312
Class C                                                                               127                                   102
Class F                                                                                67                                    50
Class 529-A                                                                           425                                   108
Class 529-B                                                                             1                                    -*
Class 529-C                                                                             3                                    -*
Class 529-E                                                                             7                                     2
Class 529-F                                                                             4                                    -*
Class R-1                                                                               5                                    -*
Class R-2                                                                             139                                     9
Class R-3                                                                             167                                     9
Class R-4                                                                              96                                     1
Class R-5                                                                             477                                   216
Total                                                                            $ 91,828                              $ 95,952


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the year ended September 30, 2003, the investment advisory services fee was $25,711,000, which was equivalent to an annualized rate of 0.280% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. Low income levels, caused by the decline in short-term interest rates, have resulted in expenses exceeding this limit. During the year ended September 30, 2003, these reimbursements totaled $26,971,000. It is likely that expenses will continue to be reimbursed while short-term interest rates remain low. The amount of reimbursement during any period will vary in accordance with the fund's gross income and expense levels.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                       0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.15                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          0.90                          0.90
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use a portion (0.15% for classes A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by CRMC were $309,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the year ended
  September 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
                                                                    Administrative services

                  Distribution    Transfer agent
  Share class       services         services
                                                  -------------------------------------------------------------
                                                                                            Commonwealth of
                                                         CRMC           Transfer agent          Virginia
                                                    administrative         services           administrative
                                                      services                                   services
---------------------------------------------------------------------------------------------------------------
    Class A          $7,144          $11,899        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          1,702              290         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          1,034           Included            $155                 $80            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            29            Included              18                  3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          12            Included             105                  23                 $ 70
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          9             Included              1                   -*                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          26            Included              4                   1                   3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          19            Included              6                   1                   4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           3            Included              2                  -*                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           49            Included              7                   8             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           986           Included             197                 638            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           491           Included             147                 148            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           49            Included             30                   5             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             57                   8             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $11,553          $12,189             $729                $915                 $79
----------------===============================================================================================

*Amount less than one thousand.

Due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2003, the total fees paid by CRMC for classes B, C, 529-B, 529-C, 529-E, R-1, R-2 and R-3 were $1,452,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended September 30, 2003

Share class(1)                                                             Sales(2)                     Reinvestments of dividends
                                                                   Amount              Shares                Amount         Shares

Class A                                                      $ 15,232,335          15,232,335              $ 86,266         86,266
Class B                                                           233,546             233,546                   232            232
Class C                                                           470,206             470,206                   112            112
Class F                                                           130,042             130,042                    36             36
Class 529-A                                                       115,515             115,515                   416            416
Class 529-B                                                         1,235               1,235                     1              1
Class 529-C                                                         4,360               4,360                     3              3
Class 529-E                                                         5,577               5,577                     6              6
Class 529-F                                                         3,376               3,376                     4              4
Class R-1                                                          17,203              17,203                     5              5
Class R-2                                                         852,833             852,833                   124            124
Class R-3                                                         567,375             567,375                   155            155
Class R-4                                                          62,875              62,875                    92             92
Class R-5                                                         116,674             116,674                   447            447
Total net increase
   (decrease)                                                $ 17,813,152          17,813,152              $ 87,899         87,899

Year ended September 30, 2002
Class A                                                      $ 17,401,893          17,401,893              $ 89,814         89,814
Class B                                                           201,666             201,666                   280            280
Class C                                                           353,232             353,232                    83             83
Class F                                                            52,594              52,594                    26             26
Class 529-A                                                        47,559              47,559                   105            105
Class 529-B                                                           374                 374                    -*             -*
Class 529-C                                                         1,034               1,034                     1              1
Class 529-E                                                         1,560               1,560                     2              2
Class 529-F                                                             1                   1                    -*             -*
Class R-1                                                           1,864               1,864                    -*             -*
Class R-2                                                          57,697              57,697                     7              7
Class R-3                                                          23,460              23,460                     7              7
Class R-4                                                             674                 674                     1              1
Class R-5                                                          60,080              60,080                   209            209
Total net increase
   (decrease)                                                $ 18,203,688          18,203,688              $ 90,535         90,535


Year ended September 30, 2003

Share class(1)                                                           Repurchases(2)                   Net (decrease) increase
                                                                     Amount           Shares               Amount          Shares

Class A                                                       $ (15,714,246)     (15,714,246)          $ (395,645)       (395,645)
Class B                                                            (218,968)        (218,968)              14,810          14,810
Class C                                                            (481,173)        (481,173)             (10,855)        (10,855)
Class F                                                            (133,112)        (133,112)              (3,034)         (3,034)
Class 529-A                                                         (60,929)         (60,929)              55,002          55,002
Class 529-B                                                            (517)            (517)                 719             719
Class 529-C                                                          (1,894)          (1,894)               2,469           2,469
Class 529-E                                                          (2,336)          (2,336)               3,247           3,247
Class 529-F                                                          (1,063)          (1,063)               2,317           2,317
Class R-1                                                           (10,483)         (10,483)               6,725           6,725
Class R-2                                                          (669,787)        (669,787)             183,170         183,170
Class R-3                                                          (444,141)        (444,141)             123,389         123,389
Class R-4                                                           (37,312)         (37,312)              25,655          25,655
Class R-5                                                           (92,281)         (92,281)              24,840          24,840
Total net increase
   (decrease)                                                 $ (17,868,242)     (17,868,242)            $ 32,809          32,809

Year ended September 30, 2002
Class A                                                       $ (16,261,629)     (16,261,629)         $ 1,230,078       1,230,078
Class B                                                             (90,127)         (90,127)             111,819         111,819
Class C                                                            (267,076)        (267,076)              86,239          86,239
Class F                                                             (45,650)         (45,650)               6,970           6,970
Class 529-A                                                         (13,369)         (13,369)              34,295          34,295
Class 529-B                                                             (11)             (11)                 363             363
Class 529-C                                                             (47)             (47)                 988             988
Class 529-E                                                            (195)            (195)               1,367           1,367
Class 529-F                                                               -                -                    1               1
Class R-1                                                              (909)            (909)                 955             955
Class R-2                                                           (35,246)         (35,246)              22,458          22,458
Class R-3                                                            (8,663)          (8,663)              14,804          14,804
Class R-4                                                              (174)            (174)                 501             501
Class R-5                                                           (11,625)         (11,625)              48,664          48,664
Total net increase
   (decrease)                                                 $ (16,734,721)     (16,734,721)         $ 1,559,502       1,559,502


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
    February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $2,851,649,000, which represented 32.66% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $284,000 included $43,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)



                                         Net asset             Dividends                       Net assets,     Ratio of     Ratio of
                                            value,       Net    from net  Net asset                 end of     expenses   net income
                                         beginning investment investment  value, end   Total    period (in   to average   to average
                                         of period  income(2)     income   of period return(4)   millions)   net assets   net assets
Class A:
 Year ended 9/30/2003                        $1.00   $.011     $(.011)       $1.00     1.05%      $7,910         .23% (6)   1.05%
 Year ended 9/30/2002                         1.00    .013      (.013)        1.00     1.35        8,305         .59        1.33
 Year ended 9/30/2001                         1.00    .045      (.045)        1.00     4.63        7,075         .59        4.48
 Year ended 9/30/2000                         1.00    .055      (.055)        1.00     5.66        5,417         .61        5.53
 Year ended 9/30/1999                         1.00    .045      (.045)        1.00     4.59        5,863         .58        4.52
Class B:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .13          173        1.14 (7)     .14
 Year ended 9/30/2002                         1.00    .005      (.005)        1.00      .53          158        1.40 (7)     .47
 Year ended 9/30/2001                         1.00    .037      (.037)        1.00     3.75           46        1.41        3.01
 Period from 3/15/2000 to 9/30/2000           1.00    .027      (.027)        1.00     2.73            1        1.43 (8)    5.21 (8)
Class C:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12           89        1.16 (7)     .12
 Year ended 9/30/2002                         1.00    .004      (.004)        1.00      .40          100        1.51 (7)     .31
 Period from 3/16/2001 to 9/30/2001           1.00    .014      (.014)        1.00     1.40           13        1.55 (8)    2.05 (8)
Class F:
 Year ended 9/30/2003                         1.00    .006      (.006)        1.00      .55            7         .73         .58
 Year ended 9/30/2002                         1.00    .011      (.011)        1.00     1.13           10         .77        1.11
 Period from 3/26/2001 to 9/30/2001           1.00    .017      (.017)        1.00     1.71            4         .80 (8)    3.09 (8)
Class 529-A:
 Year ended 9/30/2003                         1.00    .007      (.007)        1.00      .66           89         .62         .61
 Period from 2/15/2002 to 9/30/2002           1.00    .007      (.007)        1.00      .73           34         .60 (8)    1.16 (8)
Class 529-B:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            1        1.13 (7)     .12
 Period from 6/7/2002 to 9/30/2002            1.00    .001      (.001)        1.00      .09            - (5)     .47 (7)     .08
Class 529-C:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            3        1.11 (7)     .11
 Period from 4/2/2002 to 9/30/2002            1.00    .002      (.002)        1.00      .15            1         .75 (7)     .12
Class 529-E:
 Year ended 9/30/2003                         1.00    .002      (.002)        1.00      .22            5        1.05 (7)     .17
 Period from 3/11/2002 to 9/30/2002           1.00    .004      (.004)        1.00      .39            1        1.09 (8)     .66 (8)
Class 529-F:
 Year ended 9/30/2003                         1.00    .004      (.004)        1.00      .43            2         .85         .33
 Period from 9/16/2002 to 9/30/2002           1.00       - (3)      - (3)     1.00      .04            - (5)     .03         .04
Class R-1:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            8        1.08 (7)     .10
 Period from 5/29/2002 to 9/30/2002           1.00    .001      (.001)        1.00      .10            1         .51 (7)     .09
Class R-2:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12          206        1.08 (7)     .11
 Period from 5/21/2002 to 9/30/2002           1.00    .001      (.001)        1.00      .11           23         .52 (7)     .11
Class R-3:
 Year ended 9/30/2003                         1.00    .002      (.002)        1.00      .23          138        1.03 (7)     .17
 Period from 6/4/2002 to 9/30/2002            1.00    .002      (.002)        1.00      .22           15         .34 (7)     .22
Class R-4:
 Year ended 9/30/2003                         1.00    .006      (.006)        1.00      .55           26         .72 (7)     .48
 Period from 6/27/2002 to 9/30/2002           1.00    .002      (.002)        1.00      .23            1         .19 (7)     .27
Class R-5:
 Year ended 9/30/2003                         1.00    .009      (.009)        1.00      .87           74         .41         .84
 Period from 5/15/2002 to 9/30/2002           1.00    .005      (.005)        1.00      .50           49         .16         .50


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
(3) Amount less than $.001.
(4) Total returns exclude all contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Had CRMC not reimbursed expenses as described in the Notes to the Financial
    Statements, the expense ratio would have been .55%.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratio percentage points would have been higher by .11 for Class R-1, .22 for Class R-2 and .02 for Class R-3 during the year ended
    September 30, 2003 and higher by .20 for Class R-1, .05 for Class R-2, .03 for Class R-3 and .11 for Class R-4 during the period ended September 30, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the period ended September 30, 2003. In addition, due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. Had CRMC not paid such fees and expenses, expense ratio percentage points would have been higher by .24 for Class B, .39 for Class C, .39 for Class 529-B, .51 for Class 529-C, .06 for
    Class 529-E, .42 for Class R-1, .38 for Class R-2 and .05 for Class R-3 during the year ended September 30, 2003, and .higher by .04 for classes C and 529-C for the period ended September 30, 2002. The expense ratios for classes B, 529-B and R-1 were not affected by any payments made by CRMC during the period ended September 30, 2002.
(8) Annualized.

Report of independent auditors

To the Board of Trustees and Shareholders of The Cash Management Trust of America:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 14.4% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[LOGO - American Funds (R)]              The right choice for the long term/(R)/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/













TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the funds
 7    Investment objectives, strategies and risks
 8    Management and organization
 9    Purchase, exchange and sale of shares
11    Sales charges
11    Individual Retirement Account (IRA) rollovers
12    Plans of distribution
13    Distributions and taxes
14    Financial highlights




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2003

Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations. The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS


The bar charts and Investment Results table below provide some indication of the risks of investing in the funds. The bar charts show changes in the funds' investment results from year to year. The Investment Results table shows the funds' average annual total returns for various periods. All fund results reflect the reinvestment of dividends. Figures shown are past results and are not predictive of future results.


THE CASH MANAGEMENT TRUST



[begin bar chart]
Calendar year total returns for Class A shares
93      2.54
94      3.67
95      5.50
96      4.93
97      5.11
98      5.05
99      4.68
00      5.92
01      3.54
02      1.15
[end bar chart]



Highest/Lowest quarterly results during this time period were:


HIGHEST                               1.53%  (quarter ended September 30, 2000)
LOWEST                                0.26%  (quarter ended December 31, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 0.79%.

Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND
[begin chart]
Calendar year total returns for Class A shares

93     2.48
94     3.36
95     5.03
96     4.59
97     4.75
98     4.44
99     4.11
00     5.29
01     3.33
02     1.07

[end chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                             1.38%  (quarter ended September 30, 2000)
LOWEST                              0.24%  (quarter ended December 31, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 0.40%.

                                                Money Market Funds / Prospectus

The Investment Results table below shows the average annual total returns for the funds' Class A shares over various periods.

Since each fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2002 calendar year.



 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    1.15%    4.05%    4.20%     6.90%         0.78%
11/3/76
 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    1.07%    3.64%    3.84%     3.87%         0.71%
2/1/91
 For current yield information, please call American FundsLine at
 800/325-3590.



* The 7-day yield is calculated by annualizing dividends paid by the funds during the last seven days of the 2002 calendar year.

Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------
 Maximum sales charge on purchases               none            none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
-----------------------------------------------------------------------------






 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                   CLASS      CLASS       CLASS      CLASS    CLASS
                        CLASS A     R-1        R-2         R-3        R-4      R-5
-----------------------------------------------------------------------------
 THE CASH MANAGEMENT
 TRUST
 Management fees        0.28 %    0.28%      0.28%      0.28%       0.28 %    0.28%
 Distribution and/or
 service (12b-1)        0.08      1.00       0.75       0.50        0.25      none
 fees/1/
 Other expenses/2/      0.19      0.33       0.65       0.32        0.19      0.13
 Total annual fund      0.55      1.61       1.68       1.10        0.72      0.41
 operating expenses
 Expense reimbursement  0.32/3/   0.53/4,5/  0.60/4,5/  0.07/4 ,5/  0.00/5/   none
 Net expenses           0.23      1.08       1.08       1.03        0.72      0.41
 THE U.S. TREASURY
 MONEY FUND

 Management fees        0.30 %    0.30%      0.30%      0.30%       0.30 %    0.30%
 Distribution and/or
 service (12b-1)        0.09      1.00       0.75       0.50        0.25      none
 fees/1/
 Other expenses/2/      0.19      0.61       0.69       0.37        0.24      0.16
 Total annual fund      0.58      1.91       1.74       1.17        0.79      0.46
 operating expenses
 Expense reimbursement            0.83/4,5/  0.72/4,5/  0.18/4,//5/ 0.02/5/   none
 Net expenses           0.58      1.08       1.02       0.99        0.77      0.46



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.15%, 1.00%, 0.75% and
 0.50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.
2 A portion of the funds' expenses may be used to pay third parties (including affiliates of the funds' investment adviser) that provide recordkeeping services to retirement plans invested in the funds.

3 The fund's Investment Advisory and Service Agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income.
4 Due to lower short-term interest rates, Capital Research and Management
 Company voluntarily agreed to pay a portion of the class-specific fees and expenses.
5 During the start-up period for these classes, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-4 shares of The Cash Management Trust did not affect the net expenses for this share class.

                                                Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Class A/*/                       $ 24    $ 74     $130      $  293
 Class R-1/*/                      110     343      595       1,317
 Class R-2/*/                      110     343      595       1,317
 Class R-3/*/                      105     328      569       1,259
 Class R-4/*/                       74     230      401         894
 Class R-5                          42     132      230         518
 THE U.S. TREASURY MONEY FUND
 Class A                          $ 59    $186     $324      $  726
 Class R-1/*/                      110     343      595       1,317
 Class R-2/*/                      104     325      563       1,248
 Class R-3/*/                      101     315      547       1,213
 Class R-4/*/                       79     246      428         954
 Class R-5                          47     148      258         579



* Reflects expenses paid by Capital Research and Management Company.

Money Market Funds / Prospectus

Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                                Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear above in the Annual Fund Operating Expenses table.

Money Market Funds / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                                Money Market Funds / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Money Market Funds / Prospectus

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of other American Funds, the sales charge applicable to the other funds may apply.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its plans of distribution (see below).

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

                                                Money Market Funds / Prospectus

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, a portion of these expenses (up to 0.15% for Class A shares and 0.25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Money Market Funds / Prospectus

Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes to shareholders each month the accrued dividends, which may fluctuate. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS

Dividends distributed by the funds to tax-deferred retirement plan accounts are not taxable.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                                Money Market Funds / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.


THE CASH MANAGEMENT TRUST/1/



                                Net asset              Dividends                              Net assets,    Ratio of     Ratio of
                                 value,       Net      (from net     Net asset                  end of      expenses to      net
                                beginning  investment  investment  value, end of    Total       period      average net   income to
                                of period  income/2/    income)       period      return/3/  (in millions)    assets     average net
-------------------------------------------------------------------------------------------------------------------------  assets
                                                                                                                         -----------
CLASS A:
Year ended 9/30/2003              $1.00      $.011      $(.011)        $1.00        1.05%       $7,910         .23%/4/      1.05%
Year ended 9/30/2002               1.00       .013       (.013)         1.00        1.35         8,305         .59          1.33
Year ended 9/30/2001               1.00       .045       (.045)         1.00        4.63         7,075         .59          4.48
Year ended 9/30/2000               1.00       .055       (.055)         1.00        5.66         5,417         .61          5.53
Year ended 9/30/1999               1.00       .045       (.045)         1.00        4.59         5,863         .58          4.52
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003               1.00       .001       (.001)         1.00         .12             8        1.08/5/        .10
Period from 5/29/2002 to           1.00       .001       (.001)         1.00         .10             1         .51/5/        .09
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 9/30/2003              1.00       .001       (.001)         1.00         .12           206        1.08/5/        .11
 Period from 5/21/2002 to          1.00       .001       (.001)         1.00         .11            23         .52/5/        .11
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2003              1.00       .002       (.002)         1.00         .23           138        1.03/5/        .17
 Period from 6/4/2002 to           1.00       .002       (.002)         1.00         .22            15         .34/5/        .22
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2003             $1.00      $.006      $(.006)        $1.00         .55%       $   26         .72%/5/       .48%
 Period from 6/27/2002 to          1.00       .002       (.002)         1.00         .23             1         .19/5/        .27
9/30/2002
CLASS R-5:
 Year ended 9/30/2003              1.00       .009       (.009)         1.00         .87            74         .41           .84
 Period from 5/15/2002 to          1.00       .005       (.005)         1.00         .50            49         .16           .50
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all contingent deferred sales charges.
4 Had Capital Research and Management Company not reimbursed expenses, the expense ratio would have been .55%.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratio percentage points would have been higher by .11 for Class R-1, .22 for Class R-2 and .02 for Class R-3 shares during the year ended September 30, 2003 and higher by .20 for Class R-1, .05 for Class R-2, .03 for Class R-3 and .11 for Class R-4 shares, during the period ended September 30, 2002. The expense ratio for Class R-4 shares was not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003. In addition, due to lower short-term interest rates, Capital Research and Management Company voluntarily agreed to pay a portion of the class-specific fees and expenses. Had Capital Research and Management Company not paid such fees and expenses, expense ratio percentage points would have been higher by .42 for Class R-1, .38 for Class R-2 and .05 for Class R-3 shares during the year ended September 30, 2003. The expense ratio for Class R-1 shares was not affected by any payments made by Capital Research and Management Company during the period ended September 30, 2002.
                                                Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND/1/
/  /



                               Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                value,       Net      (from net     Net asset               end of      expenses to    income to
                               beginning  investment  investment  value, end of  Total      period      average net   average net
                               of period  income/2/    income)       period      return  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003             $1.00      $.006      $(.006)        $1.00       .63%      $631           .58 %          .63%
Year ended 9/30/2002              1.00       .013       (.013)         1.00      1.29        683           .63           1.27
Year ended 9/30/2001              1.00       .042       (.042)         1.00      4.27        489           .66           4.12
Year ended 9/30/2000              1.00       .049       (.049)         1.00      5.01        369           .62           4.81
Year ended 9/30/1999              1.00       .039       (.039)         1.00      4.00        467           .59           3.95
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003              1.00       .001       (.001)         1.00       .12         -- /3/      1.08  /4/       .12
Period from 7/12/2002 to          1.00       .001       (.001)         1.00       .11         --/3/        .32/4/         .05
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003              1.00       .001       (.001)         1.00       .12         15          1.02/4/         .10
Period from 6/11/2002 to          1.00       .001       (.001)         1.00       .08          1           .44/4/         .08
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003              1.00       .002       (.002)         1.00       .18         11           .99/4/         .11
Period from 8/16/2002 to          1.00       .001       (.001)         1.00       .07         --/3/        .13/4/         .07
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003             $1.00      $.004      $(.004)        $1.00       .43%      $  2           .77 %/4/       .36%
Period from 8/2/2002 to           1.00       .002       (.002)         1.00       .17         --/3/        .12 /4/        .15
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003              1.00       .008       (.008)         1.00       .75          5           .46            .73
Period from 5/15/2002 to          1.00       .005       (.005)         1.00       .47          4           .18            .46
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Amount less than $1 million.
4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratio percentage points would have been higher by .36 for Class R-1, .23 for Class R-2, .05 for Class R-3 and .02 for Class R-4 shares, during the year ended September 30, 2003, and higher by .20 for Class R-1, .04 for Class R-2, .07 for Class R-3 and .21 for Class R-4 shares during the period ended September 30, 2002. In addition, due to lower short-term interest rates, Capital Research and Management Company voluntarily agreed to pay a portion of the class-specific fees and expenses. Had Capital Research and Management Company not paid such fees and expenses, expense ratio percentage points would have been higher by .47 for Class R-1, .49 for Class R-2 and .13 for Class R-3 shares during the year ended September 30, 2003, and higher by .02 for Class R-1 and R-2 shares during the period ended September 30, 2002.
                                                Money Market Funds / Prospectus

NOTES


                                       18

Money Market Funds / Prospectus

NOTES

                                                Money Market Funds / Prospectus

[LOGO - American Funds (R)]              The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycle bug]





Printed on recycled paper                  Investment Company File No. 811-2380
RPGEPR-960-1203 Litho in USA               Investment Company File No. 811-6235
CGD/RRD/8038
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds       Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust



THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

[LOGO - American Funds (R)]              The right choice for the long term/(R)/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/













TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the funds
 7    Investment objectives, strategies and risks
 8    Management and organization
 9    Purchase, exchange and sale of shares
11    Sales charges
11    Individual Retirement Account (IRA) rollovers
12    Plans of distribution
13    Distributions and taxes
14    Financial highlights




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2003

Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations. The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS


The bar charts and Investment Results table below provide some indication of the risks of investing in the funds. The bar charts show changes in the funds' investment results from year to year. The Investment Results table shows the funds' average annual total returns for various periods. All fund results reflect the reinvestment of dividends. Figures shown are past results and are not predictive of future results.


THE CASH MANAGEMENT TRUST



[begin bar chart]
Calendar year total returns for Class A shares
93      2.54
94      3.67
95      5.50
96      4.93
97      5.11
98      5.05
99      4.68
00      5.92
01      3.54
02      1.15
[end bar chart]



Highest/Lowest quarterly results during this time period were:


HIGHEST                               1.53%  (quarter ended September 30, 2000)
LOWEST                                0.26%  (quarter ended December 31, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 0.79%.

Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND
[begin chart]
Calendar year total returns for Class A shares

93     2.48
94     3.36
95     5.03
96     4.59
97     4.75
98     4.44
99     4.11
00     5.29
01     3.33
02     1.07

[end chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                             1.38%  (quarter ended September 30, 2000)
LOWEST                              0.24%  (quarter ended December 31, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 0.40%.

                                                Money Market Funds / Prospectus

The Investment Results table below shows the average annual total returns for the funds' Class A shares over various periods.

Since each fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2002 calendar year.



 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    1.15%    4.05%    4.20%     6.90%         0.78%
11/3/76
 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    1.07%    3.64%    3.84%     3.87%         0.71%
2/1/91
 For current yield information, please call American FundsLine at
 800/325-3590.



* The 7-day yield is calculated by annualizing dividends paid by the funds during the last seven days of the 2002 calendar year.

Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------
 Maximum sales charge on purchases               none            none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
-----------------------------------------------------------------------------






 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                   CLASS      CLASS       CLASS      CLASS    CLASS
                        CLASS A     R-1        R-2         R-3        R-4      R-5
-----------------------------------------------------------------------------
 THE CASH MANAGEMENT
 TRUST
 Management fees        0.28 %    0.28%      0.28%      0.28%       0.28 %    0.28%
 Distribution and/or
 service (12b-1)        0.08      1.00       0.75       0.50        0.25      none
 fees/1/
 Other expenses/2/      0.19      0.33       0.65       0.32        0.19      0.13
 Total annual fund      0.55      1.61       1.68       1.10        0.72      0.41
 operating expenses
 Expense reimbursement  0.32/3/   0.53/4,5/  0.60/4,5/  0.07/4 ,5/  0.00/5/   none
 Net expenses           0.23      1.08       1.08       1.03        0.72      0.41
 THE U.S. TREASURY
 MONEY FUND

 Management fees        0.30 %    0.30%      0.30%      0.30%       0.30 %    0.30%
 Distribution and/or
 service (12b-1)        0.09      1.00       0.75       0.50        0.25      none
 fees/1/
 Other expenses/2/      0.19      0.61       0.69       0.37        0.24      0.16
 Total annual fund      0.58      1.91       1.74       1.17        0.79      0.46
 operating expenses
 Expense reimbursement            0.83/4,5/  0.72/4,5/  0.18/4,//5/ 0.02/5/   none
 Net expenses           0.58      1.08       1.02       0.99        0.77      0.46



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.15%, 1.00%, 0.75% and
 0.50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.
2 A portion of the funds' expenses may be used to pay third parties (including affiliates of the funds' investment adviser) that provide recordkeeping services to retirement plans invested in the funds.

3 The fund's Investment Advisory and Service Agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income.
4 Due to lower short-term interest rates, Capital Research and Management
 Company voluntarily agreed to pay a portion of the class-specific fees and expenses.
5 During the start-up period for these classes, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-4 shares of The Cash Management Trust did not affect the net expenses for this share class.

                                                Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Class A/*/                       $ 24    $ 74     $130      $  293
 Class R-1/*/                      110     343      595       1,317
 Class R-2/*/                      110     343      595       1,317
 Class R-3/*/                      105     328      569       1,259
 Class R-4/*/                       74     230      401         894
 Class R-5                          42     132      230         518
 THE U.S. TREASURY MONEY FUND
 Class A                          $ 59    $186     $324      $  726
 Class R-1/*/                      110     343      595       1,317
 Class R-2/*/                      104     325      563       1,248
 Class R-3/*/                      101     315      547       1,213
 Class R-4/*/                       79     246      428         954
 Class R-5                          47     148      258         579



* Reflects expenses paid by Capital Research and Management Company.

Money Market Funds / Prospectus

Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                                Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear above in the Annual Fund Operating Expenses table.

Money Market Funds / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                                Money Market Funds / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Money Market Funds / Prospectus

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of other American Funds, the sales charge applicable to the other funds may apply.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its plans of distribution (see below).

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

                                                Money Market Funds / Prospectus

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, a portion of these expenses (up to 0.15% for Class A shares and 0.25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Money Market Funds / Prospectus

Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes to shareholders each month the accrued dividends, which may fluctuate. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS

Dividends distributed by the funds to tax-deferred retirement plan accounts are not taxable.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                                Money Market Funds / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.


THE CASH MANAGEMENT TRUST/1/



                                Net asset              Dividends                              Net assets,    Ratio of     Ratio of
                                 value,       Net      (from net     Net asset                  end of      expenses to      net
                                beginning  investment  investment  value, end of    Total       period      average net   income to
                                of period  income/2/    income)       period      return/3/  (in millions)    assets     average net
-------------------------------------------------------------------------------------------------------------------------  assets
                                                                                                                         -----------
CLASS A:
Year ended 9/30/2003              $1.00      $.011      $(.011)        $1.00        1.05%       $7,910         .23%/4/      1.05%
Year ended 9/30/2002               1.00       .013       (.013)         1.00        1.35         8,305         .59          1.33
Year ended 9/30/2001               1.00       .045       (.045)         1.00        4.63         7,075         .59          4.48
Year ended 9/30/2000               1.00       .055       (.055)         1.00        5.66         5,417         .61          5.53
Year ended 9/30/1999               1.00       .045       (.045)         1.00        4.59         5,863         .58          4.52
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003               1.00       .001       (.001)         1.00         .12             8        1.08/5/        .10
Period from 5/29/2002 to           1.00       .001       (.001)         1.00         .10             1         .51/5/        .09
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 9/30/2003              1.00       .001       (.001)         1.00         .12           206        1.08/5/        .11
 Period from 5/21/2002 to          1.00       .001       (.001)         1.00         .11            23         .52/5/        .11
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2003              1.00       .002       (.002)         1.00         .23           138        1.03/5/        .17
 Period from 6/4/2002 to           1.00       .002       (.002)         1.00         .22            15         .34/5/        .22
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2003             $1.00      $.006      $(.006)        $1.00         .55%       $   26         .72%/5/       .48%
 Period from 6/27/2002 to          1.00       .002       (.002)         1.00         .23             1         .19/5/        .27
9/30/2002
CLASS R-5:
 Year ended 9/30/2003              1.00       .009       (.009)         1.00         .87            74         .41           .84
 Period from 5/15/2002 to          1.00       .005       (.005)         1.00         .50            49         .16           .50
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all contingent deferred sales charges.
4 Had Capital Research and Management Company not reimbursed expenses, the expense ratio would have been .55%.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratio percentage points would have been higher by .11 for Class R-1, .22 for Class R-2 and .02 for Class R-3 shares during the year ended September 30, 2003 and higher by .20 for Class R-1, .05 for Class R-2, .03 for Class R-3 and .11 for Class R-4 shares, during the period ended September 30, 2002. The expense ratio for Class R-4 shares was not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003. In addition, due to lower short-term interest rates, Capital Research and Management Company voluntarily agreed to pay a portion of the class-specific fees and expenses. Had Capital Research and Management Company not paid such fees and expenses, expense ratio percentage points would have been higher by .42 for Class R-1, .38 for Class R-2 and .05 for Class R-3 shares during the year ended September 30, 2003. The expense ratio for Class R-1 shares was not affected by any payments made by Capital Research and Management Company during the period ended September 30, 2002.
                                                Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND/1/
/  /



                               Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                value,       Net      (from net     Net asset               end of      expenses to    income to
                               beginning  investment  investment  value, end of  Total      period      average net   average net
                               of period  income/2/    income)       period      return  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003             $1.00      $.006      $(.006)        $1.00       .63%      $631           .58 %          .63%
Year ended 9/30/2002              1.00       .013       (.013)         1.00      1.29        683           .63           1.27
Year ended 9/30/2001              1.00       .042       (.042)         1.00      4.27        489           .66           4.12
Year ended 9/30/2000              1.00       .049       (.049)         1.00      5.01        369           .62           4.81
Year ended 9/30/1999              1.00       .039       (.039)         1.00      4.00        467           .59           3.95
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003              1.00       .001       (.001)         1.00       .12         -- /3/      1.08  /4/       .12
Period from 7/12/2002 to          1.00       .001       (.001)         1.00       .11         --/3/        .32/4/         .05
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003              1.00       .001       (.001)         1.00       .12         15          1.02/4/         .10
Period from 6/11/2002 to          1.00       .001       (.001)         1.00       .08          1           .44/4/         .08
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003              1.00       .002       (.002)         1.00       .18         11           .99/4/         .11
Period from 8/16/2002 to          1.00       .001       (.001)         1.00       .07         --/3/        .13/4/         .07
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003             $1.00      $.004      $(.004)        $1.00       .43%      $  2           .77 %/4/       .36%
Period from 8/2/2002 to           1.00       .002       (.002)         1.00       .17         --/3/        .12 /4/        .15
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003              1.00       .008       (.008)         1.00       .75          5           .46            .73
Period from 5/15/2002 to          1.00       .005       (.005)         1.00       .47          4           .18            .46
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Amount less than $1 million.
4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratio percentage points would have been higher by .36 for Class R-1, .23 for Class R-2, .05 for Class R-3 and .02 for Class R-4 shares, during the year ended September 30, 2003, and higher by .20 for Class R-1, .04 for Class R-2, .07 for Class R-3 and .21 for Class R-4 shares during the period ended September 30, 2002. In addition, due to lower short-term interest rates, Capital Research and Management Company voluntarily agreed to pay a portion of the class-specific fees and expenses. Had Capital Research and Management Company not paid such fees and expenses, expense ratio percentage points would have been higher by .47 for Class R-1, .49 for Class R-2 and .13 for Class R-3 shares during the year ended September 30, 2003, and higher by .02 for Class R-1 and R-2 shares during the period ended September 30, 2002.
                                                Money Market Funds / Prospectus

NOTES


                                       18

Money Market Funds / Prospectus

NOTES

                                                Money Market Funds / Prospectus

[LOGO - American Funds (R)]              The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycle bug]





Printed on recycled paper                  Investment Company File No. 811-2380
RPGEPR-960-1203 Litho in USA               Investment Company File No. 811-6235
CGD/RRD/8038
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds       Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust

                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                December 1, 2003

This document is not a prospectus but should be read in conjunction with the current Retirement Plan prospectus of The Cash Management Trust of America ("CMTA") and The U.S. Treasury Money Fund of America ("CTRS") dated December 1, 2003. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                             TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Funds . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       25
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       32
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       34
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Shareholder Account Services and Privileges . . . . . . . . . . . .       36
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       39
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Financial Statements



                          Money Market Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 35 days or less.

U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 86 days or less.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


INVESTMENT POLICIES - CMTA may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type CMTA may purchase include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Ratings. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from the fund's portfolio, but Capital Research and Management Company (the "investment adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two


                          Money Market Funds - Page 2
rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be comparable quality to those rated in the highest category, will be limited to 5% of the fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. It is the current policy of CMTA to invest only in instruments rated in the highest short-term rating categories by Moody's and S&P or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with the U.S. government, its agencies or instrumentalities as to the payment of principal and interest. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.


THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:


COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper).


COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.


SAVINGS ASSOCIATION OBLIGATIONS: Bank notes and certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation


                          Money Market Funds - Page 3

("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CORPORATE BONDS AND NOTES - Corporate obligations include those that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA currently may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Moody's or S&P. See the Appendix for a description of high-quality ratings by Moody's and S&P.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


THE U.S. TREASURY MONEY FUND OF AMERICA
---------------------------------------

LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


REPURCHASE AGREEMENTS - Although CTRS has no current intention of doing so during the next 12 months, the fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.


THE CASH MANAGEMENT TRUST OF AMERICA AND THE U.S. TREASURY MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS - The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA, they include: (1) commercial paper (notes issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (2) commercial bank obligations, such as certificates of deposit, bank notes and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. government, its agencies or instrumentalities, and (5) corporate bonds and notes. CMTA may invest in securities issued by non-U.S. entities or in


                          Money Market Funds - Page 4
securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the United States, they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.


CTRS may invest in instruments that include U.S. Treasury bills, notes and bonds.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


PUT SECURITIES - CMTA may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The fund may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The fund will enter into these transactions only with issuers, banks or broker-dealers that are determined by the investment adviser to present minimal credit risks. If an issuer, bank or broker-dealer should default on its obligation to repurchase, the fund may be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the fund may invest in such securities.


MATURITY - Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, under the Investment Company Act of 1940, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and put securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until each fund is entitled to repayment or repurchase of the security. CMTA and CTRS currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less and 86 days or less, respectively.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


                          Money Market Funds - Page 5

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


CMTA may not:
         ---


1. Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations - all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;


                          Money Market Funds - Page 6

6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.


NON-FUNDAMENTAL POLICIES - The following policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.)


For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.


CMTA may not issue senior securities, except as permitted by the 1940 Act.


CTRS may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;


                          Money Market Funds - Page 7

 3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 5.  Sell securities short;

 6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

 8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and


                          Money Market Funds - Page 8
telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


NON-FUNDAMENTAL POLICIES - The following policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.


For purposes of Investment Restriction #14 the fund may invest more than 5% of its total assets in the securities of any issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


For purposes of Investment Restriction #15, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.


CTRS may not issue senior securities, except as permitted by the 1940 Act.


                          Money Market Funds - Page 9

                            MANAGEMENT OF THE FUNDS

BOARDS OF TRUSTEES AND OFFICERS

                                    YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE        FUNDS    OF THE FUNDS/1/            PAST 5 YEARS              TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999         Corporate director and author;           14            Carnival Corporation
 Jr.                                                former U.S. Ambassador to
 Age: 69                                            Spain; former Vice Chairman,
                                                    Knight-Ridder, Inc.
                                                    (communications company);
                                                    former Chairman and Publisher,
                                                    The Miami Herald
                                                    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee    CMTA: 1976      Private investor; former                 19            Ducommun Incorporated;
 Christie                           CTRS: 1991      President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                            Group (non-utility holding                             Southwest Water
                                                    company, subsidiary of                                 Company;
                                                    Southern California Edison                             Valero L.P.
                                                    Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994         Chairman of the Board and CEO,           12            Allegheny Technologies;
 Age: 55                                            AnAerobics, Inc. (organic                              BF Goodrich;
                                                    waste management)                                      Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee    CMTA: 1989      Chairman of the Board and CEO,           16            None
 Age: 68                            CTRS: 1991      Senior Resource Group LLC
                                                    (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee    CMTA: 1994      President and CEO, Fuller                13            None
 Age: 57                            CTRS: 1994      Consulting (financial
                                                    management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991         Chairman of the Board and CEO,           13            Sempra Energy;
 Age: 69                                            AECOM Technology Corporation                           Southwest Water Company
                                                    (engineering, consulting and
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999         Principal, The Sanchez Family            12            None
 Age: 60                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                          Money Market Funds - Page 10

                                                   PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST            PAST 5 YEARS AND
                                      ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                      POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                      WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH             HELD
   NAME AND AGE         FUNDS     OF THE FUNDS/1/           OF THE FUNDS              TRUSTEE SERVES       BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan        Trustee          1996         President (retired), The                 7            None
 Age: 67                                            Capital Group Companies,
                                                    Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             President     CMTA: 1976      Senior Vice President and               12            None
 Goldstine            and           CTRS: 1991      Director, Capital Research
 Age: 73              Trustee                       and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman      CMTA: 1985      Executive Vice President and            17            None
 Jr.                  of the        CTRS: 1990      Director, Capital Research
 Age: 54              Boards                        and Management Company;
                      and                           Director, The Capital Group
                      Trustee                       Companies, Inc.*; Director,
                                                    American Funds Distributors,
                                                    Inc.*
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION        YEAR FIRST ELECTED                    PAST 5 YEARS AND POSITIONS HELD
                            WITH THE            AN OFFICER                           WITH AFFILIATED ENTITIES
    NAME AND AGE             FUNDS            OF THE FUNDS/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
----------------------------------------------------------------------------------------------------------------------------------
 Teresa S. Cook          Vice President            1991           Senior Vice President - Investment Management Group,
 Age: 51                                                          Capital Research and Management Company
----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer       Vice President            1994           Vice President and Secretary, Capital Research and Management
 Age: 48                                                          Company; Secretary, American Funds Distributors, Inc.*;
                                                                  Director, Capital Bank and Trust Company*
----------------------------------------------------------------------------------------------------------------------------------
 Karen F. Hall             Assistant               1999           Vice President - Investment Management Group, Capital Research
 Age: 38                 Vice President                           and Management Company
----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams         Secretary             CMTA: 1982       Vice President - Fund Business Management Group, Capital
 Age: 55                                         CTRS: 1991       Research and Management Company
----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman         Treasurer               2000           Vice President - Fund Business Management Group,
 Age: 33                                                          Capital Research and Management Company
----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S.               Assistant               1994           Assistant Vice President - Fund Business Management Group,
 Verdick                   Secretary                              Capital Research and Management Company
 Age: 39
----------------------------------------------------------------------------------------------------------------------------------




                          Money Market Funds - Page 11

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the funds serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the funds' principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                          Money Market Funds - Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                         OWNED IN ALL FUNDS
                                                       WITHIN AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                 BY TRUSTEE
--------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
--------------------------------------------------------------------------------
 Richard G. Capen, Jr.    CMTA:   Over $100,000      Over $100,000
                          CTRS: None
--------------------------------------------------------------------------------
 H. Frederick Christie                               Over $100,000
                          CMTA: $50,001 - $100,000
                          CTRS: None
--------------------------------------------------------------------------------
 Diane C. Creel            CMTA: $1 - $10,000        $10,001 - $50,000
                          CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 Martin Fenton             CMTA: $1 - $10,000        Over $100,000
                          CTRS: None
--------------------------------------------------------------------------------
 Leonard R. Fuller         CMTA: $1 - $10,000        $50,001 - $100,000
                          CTRS: None
--------------------------------------------------------------------------------
 Richard G. Newman         CMTA: $1 - $10,000        Over $100,000
                          CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 Frank M. Sanchez          CMTA: $1 - $10,000        $10,001 - $50,000
                          CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
--------------------------------------------------------------------------------
 Don R. Conlan             CMTA: Over $100,000       Over $100,000
                          CTRS: None
--------------------------------------------------------------------------------
 Abner D. Goldstine        CMTA: Over $100,000       Over $100,000
                          CTRS: Over $100,000
--------------------------------------------------------------------------------
 Paul G. Haaga, Jr.        CMTA: Over $100,000       Over $100,000
                          CTRS: $50,001 - $100,000
--------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION


No compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The funds pay annual fees of $6,500 (for CMTA ) and $1,500 (for CTRS) to Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Trustees meeting attended; $285 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the funds' Trustees may also serve as Committee members for



                          Money Market Funds - Page 13
other American Funds whose Committees meet jointly with those of the funds. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Trustees who are not affiliated with the investment adviser.


TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003


                                                                                                             TOTAL COMPENSATION
                                                                              AGGREGATE COMPENSATION             (INCLUDING
                                                                              (INCLUDING VOLUNTARILY        VOLUNTARILY DEFERRED
                                                                             DEFERRED COMPENSATION/1/)        COMPENSATION/1/)
                                   NAME                                           FROM THE FUNDS         FROM ALL FUNDS MANAGED BY
--------------------------------------------------------------------------------------------------------    CAPITAL RESEARCH AND
                                                                                                                 MANAGEMENT
                                                                                                        COMPANY OR ITS AFFILIATES/2/
                                                                                                        ----------------------------
 Richard G. Capen, Jr./3/                                                           $8,413/ /CMTA                 $105,610
                                                                                     3,308 CTRS
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                               8,782 CMTA                    245,035
                                                                                     3,677 CTRS
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                                                                      7,843 CMTA                     58,620
                                                                                       2,738 CTRS
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                    7,843 CMTA                    216,120
                                                                                     2,738 CTRS
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                   8,413 CMTA                    166,395
                                                                                     3,308 CTRS
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                   7,843 CMTA                    137,120
                                                                                     2,738 CTRS
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                    7,843 CMTA                     59,120
                                                                                     2,738 CTRS
------------------------------------------------------------------------------------------------------------------------------------

\


1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the funds in 1993/ 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees. Compensation for the fiscal year ended September 30, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Richard G. Capen ($20,329 - CMTA and $8,558 - CTRS) and Martin Fenton ($8,859 - CMTA and $2,619
  - CTRS). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustees.

As of November 1, 2003, the officers and Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


                          Money Market Funds - Page 14

                  FUND ORGANIZATION AND THE BOARD OF TRUSTEES

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976 and CTRS on December 19, 1990).


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


CMTA has the following classes of shares: Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. CTRS has the following classes of shares: A, R-1, R-2, R-3, R-4 and R-5. Class R shares are generally only available to employer-sponsored retirement plans. CMTA's B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in each fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of each fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the Board could be removed by a majority vote.


                          Money Market Funds - Page 15

The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of their shares as of the opening of business on
November 1, 2003:


THE CASH MANAGEMENT TRUST



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Patrick A Gaspard DDS PA                            Class R-1       7.82%
 Profit Sharing Plan
 17615 Bearpath Trl
 Eden Prarie, MN  55347-3461
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4      10.56%
 Robert Talbott Inc 401K Plan
 C/O Fascorp Inv/Mutual Fund Trading
 8515 E Orchard Rd # 2T2
 Greenwood Vlg, CO  80111-5037
----------------------------------------------------------------------------
 CB&T TTEE                                           Class R-4       5.08%
 Flaherty & Crumrine Inc. EE PS & TR
 C/O Fascorp Inv/Mutual Fund Trading
 8515 E Orchard Rd # 2T2
 Greenwood Vlg, CO  80111-5037
----------------------------------------------------------------------------
 BB&T Trust                                          Class R-4      13.14%
 W E Stanley & Co Omnibus Account
 PO Box 14967
 Greensboro, NC  27415-4967
----------------------------------------------------------------------------
 CGTC TR Capital Group Master                        Class R-5      62.28%
 Retirement Pl PX-2534-NAV
 C/O Capital Guardian Trust Co
 333 S Hope St Fl 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------


THE U.S. TREASURY MONEY FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Dennis R Homerin TTEE                               Class R-1       5.57%
 Dennis R Homerin 401K & PSP
 1893 Sheridan Rd Ste 218
 Highland Park, IL  60035-2637
----------------------------------------------------------------------------
 State Street Bank & Trust TTEE                      Class R-1       5.90%
 Wilhagan Ventures LLC 401K & PSP
 801 Pennsylvania Ave
 Kansas City, MO  64105-1307
----------------------------------------------------------------------------
 Gary Metzger Or                                     Class R-1       7.72%
 Graham Gelhaar TTEES
 Dehumidifier Corp Safe Harbor
 401K & PSP
 PO Box 917
 Cedarburg WI,  53012-0917
----------------------------------------------------------------------------
 Janet Kahan TTEE                                    Class R-1      12.01%
 Janet Kahan 401K PSRP
 60 Parkman St
 Brookline MA,  02446-7013
----------------------------------------------------------------------------
 MCB Trust Services Cust FBO                         Class R-1       6.35%
 RV America Insurance Mktg Inc 401K
 700 17th St Ste 300
 Denver CO,  80202-3531
----------------------------------------------------------------------------
 Stephen & Melissa Marinak TTEE                      Class R-1      18.35%
 Midrange Support & Serv Inc 401K
 1122 E Atlantic Ave Ste C
 Delray Beach, FL  33483-6965
----------------------------------------------------------------------------
 Peggy R Maxwell Or                                  Class R-1       7.63%
 Robert L Maxwell III TTEES
 MZ Management LLC PSP 401K
 4222 E Brown Rd Unit 30
 Mesa, AZ  85205-4057
----------------------------------------------------------------------------
 MCB TR Services Cust FBO                            Class R-1       5.12%
 Jarrow Industries Inc 401K
 700 17th St Ste 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 MCB TR Services Cust FBO                            Class R-1      15.94%
 Jarrow Formulas Inc 401K
 700 17th St Ste 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 Food Marketing Consultants Ltd PSP                  Class R-2       6.05%
 2709 Division St
 Metairie, LA  70002-7007
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-3      10.64%
 RJF International Corporation
 Retirement Savings Plan
 C/O Fascorp-Inv/Mutual Fund Trading
 8515 E Orchard Rd # 2T2
 Greenwood Vlg, CO  80111-5037
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-3       5.92%
 Hamilton Fixture Company Employees
 Retirement Savings Plan
 C/O Fascorp-Inv/Mutual Fund Trading
 8515 E Orchard Rd # 2T2
 Greenwood Vlg, CO  80111-5037
----------------------------------------------------------------------------
 Circle Trust Company Cust                           Class R-3      16.75%
 Caribbean Pension Oriental
 Omnibus 401K 401K
 1 Station Pl
 Stanford, CT  06922-0001
----------------------------------------------------------------------------
 MCB Trust Services Cust FBO                         Class R-3       5.00%
 A&T Systems Inc 401K
 700 17th St Ste 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 The Tyree Organization 401K Plan                    Class R-4       5.56%
 208 Route 109
 Farmingdale, NY  11735-1503
----------------------------------------------------------------------------
 Mid South Pumonary Specialists                      Class R-4       6.89%
 Recordkeeping Forfeiture
 Account - BRK20376
 266 S Cleveland St Ste 203
 Memphis, TN  38104-3505
----------------------------------------------------------------------------
 Liqui-Mark Corp & Affiliates 401K                   Class R-4       6.15%
 Lucy Alago
 NY
----------------------------------------------------------------------------
 Liqui-Mark Corp & Affiliates 401K                   Class R-4       5.29%
 Socrates Ramirez
 NY
----------------------------------------------------------------------------
 Updike Kelly & Spellacy                             Class R-4       5.06%
 Thomas W Demille
 CT
----------------------------------------------------------------------------
 Updike Kelly & Spellacy                             Class R-4       5.52%
 Angela M. Clapis
 CT
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      34.15%
 PIM 1681-00
 Capital Guardian Trust Co
 50 W Liberty St Ste 980
 Reno, NV  89501-1978
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      10.71%
 PIM 1681-00 Invested Income
 50 W Liberty St Ste 980
 Reno, NV  89501-1978
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-5      35.29%
 Law Bulletin Publishing Co
 401K Option Acct
 415 N. State Street
 Chicago, IL  60610-4631
----------------------------------------------------------------------------
 CGTC TR Capital Group Master                        Class R-5       9.31%
 Retirement Pl PX-2534-NAV
 C/O Capital Guardian Trust Co
 333 S Hope St Fl 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------



                          Money Market Funds - Page 16

                          Money Market Funds - Page 17

                          Money Market Funds - Page 18

COMMITTEES OF THE BOARD OF TRUSTEES

The funds have an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent auditors and the full Board of Trustees. Two Audit Committee meetings were held during the 2003 fiscal year.


The funds have a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the funds may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The funds have a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the funds, addressed to the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large


                          Money Market Funds - Page 19
corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENTS - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the investment adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.


The CMTA Agreement will continue in effect until May 31, 2004, unless sooner terminated, and the CTRS Agreement will continue in effect until October 1,
2004, unless sooner terminated. Each Agreement   may be renewed from year to
year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Contracts Committee of each fund's Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the funds, fees and expenses borne by the funds, financial results of the investment adviser, and comparative data for other mutual funds and selected indexes.


In reviewing the quality of services provided to the funds, the Committees noted that CTRS had positive investment results through 2002, through July 31, 2003 and in the three-, five- and ten-year periods through July 31, but lagged the results of many of their peers on a relative basis. CMTA also had positive investment results through 2002 and in the three-, five-, and ten-year periods ended August 31, 2003, but its results exceeded those of its peers in the eight-month period through August 31, 2003. The Committee recognized tha the trade-off for maintaining each fund's high credit quality standards is the potential for its investment results to lag in certain periods. Members of the Committee noted the investment adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the funds, the Committees noted, among other things, that each fund's advisory fees as a percentage of its average net assets over various periods were highly favorable in relation to its peer group. It was observed that there was some growth in transfer agency expenses for 2002 in some funds, but an overall trend toward a lower expense ratio compared to each peer group. The Committees also discussed steps taken by the investment adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committees and the Boards concluded that the advisory fees and other expenses of each fund are fair, both absolutely and in comparison with those of other funds


                          Money Market Funds - Page 20
in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:


     CMTA: 0.32% on the first $1 billion of average daily net assets; plus 0.29% on average daily net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

     CTRS: 0.30% on the first $800 million of average daily net assets; plus 0.285% on average daily net assets in excess of $800 million.

The investment adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.


CMTA The Agreement provides that the investment adviser will reimburse CMTA for
----
any expenses incurred by the fund in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The investment advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence. During the year ended September 30, 2003, reimbursements made by the investment adviser totaled $26,971,000.


CTRS The investment adviser has agreed that in the event the expenses of the
----
fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


                          Money Market Funds - Page 21

Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the funds' management fees must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the funds or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended September 30, 2003, 2002, and 2001, the investment adviser received advisory fees as follows:

                                                    2003               2002                2001
-------------------------------------------------------------------------------------------------------
                    CMTA                         $25,711,000        $20,307,000         $17,312,000
-------------------------------------------------------------------------------------------------------
                    CTRS                           2,184,000          1,572,000           1,208,000
-------------------------------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreements (the "Administrative Agreements") between the funds and the investment adviser relating to the funds' R share classes will continue in effect until May 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Administrative Agreement provides that the funds may terminate the Agreement at any time by vote of a majority of Trustees who are not interested persons of each fund. The investment adviser has the right to terminate each Administrative Agreement upon 60 days' written notice to the funds. Each Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under each Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds' R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by the investment adviser were $309,000 for CMTA and $25,000 for CTRS.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the funds' applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the funds and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the funds' applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5


                          Money Market Funds - Page 22
shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                          $  15,000 CMTA      1,000  CTRS

-----------------------------------------------------------------------------------------
                   CLASS R-2                            835,000 CMTA      60,000 CTRS

-----------------------------------------------------------------------------------------
                   CLASS R-3                            295,000 CMTA      21,000 CTRS

-----------------------------------------------------------------------------------------
                   CLASS R-4                             35,000 CMTA       2,000 CTRS

-----------------------------------------------------------------------------------------
                   CLASS R-5                             65,000 CMTA       5,000 CTRS

-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of each fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, each fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Each fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreements. Potential benefits of the Plans to the funds include: quality shareholder services; savings to the funds in transfer agency costs; savings to the funds in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the funds are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Trustees.


                          Money Market Funds - Page 23

Under the Plans, each fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.15% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under each fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


                          Money Market Funds - Page 24

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                                    12B-1 LIABILITY
                                  12B-1 EXPENSES                      OUTSTANDING
--------------------------------------------------------------------------------------------
       CLASS A          $7,144,000 CMTA     659,000 CTRS     $543,000 CMTA    46,000 CTRS

--------------------------------------------------------------------------------------------
      CLASS R-1             49,000 CMTA       2,000 CTRS       6,000 CMTA         256 CTRS

--------------------------------------------------------------------------------------------
      CLASS R-2            986,000 CMTA       70,000 CTRS     127,000 CMTA      9,000 CTRS

--------------------------------------------------------------------------------------------
      CLASS R-3            491,000 CMTA       32,000 CTRS      57,000 CMTA      4,000 CTRS

--------------------------------------------------------------------------------------------
      CLASS R-4             49,000 CMTA         3,000 CTRS      5,000 CMTA         294 CTRS

--------------------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the funds or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or


                          Money Market Funds - Page 25
two or more issuers which each fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which each fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.


DIVIDENDS - Dividends on fund shares will be reinvested in shares of the funds of the same class. Dividends distributed by the funds to a retirement plan currently are not taxable.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest and net short-term capital gains, less expenses.

DAILY DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.


Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the


                          Money Market Funds - Page 26
dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.


The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities.


                   PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the funds' prospectus and statement of additional information) authorized to sell the funds' shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUNDS AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the funds generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


                          Money Market Funds - Page 27

SALES - Shares of the funds may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                          Money Market Funds - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



                          Money Market Funds - Page 29

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More


                          Money Market Funds - Page 30
          information about statements of intention can be found under "Sales charge reductions."

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as


                          Money Market Funds - Page 31
described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the


                          Money Market Funds - Page 32

     Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for


                          Money Market Funds - Page 33
          two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable funds' current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.


                          Money Market Funds - Page 34

                                PRICE OF SHARES

Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.


1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current


                          Money Market Funds - Page 35
market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.


Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - Each fund's Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of each fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the funds' portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the funds' shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the funds. The funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


                          Money Market Funds - Page 36

Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the investment adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the funds hold non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $11,899,000 by CMTA and $866,000 by CTRS for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the funds, and for Trustees who are not interested persons (as defined by the 1940 Act) of the funds in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Trustees of the funds, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - CMTA's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent auditors, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to


                          Money Market Funds - Page 37
eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds and Capital Research and Management Company and its affiliated companies, including the funds' principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which each fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where each fund was organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the funds and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the funds or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                          Money Market Funds - Page 38

                   INVESTMENT RESULTS AND RELATED STATISTICS

Each fund may from time to time provide yield information or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:


     Seven-day yield = (net change in account value x /365//\\7\\)

     Effective yield* = ([1 + (net change in account value) /1//\\7\\]/365/) - 1

     *The effective yield will assume a year's compounding of the seven-day yield.

CMTA Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2003 are calculated as follows:

ASSUMPTIONS:

     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2003: $1.0002028

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:          $1.0002028

          Less beginning account value:  $1.0000000

          Net change in account value:   $0.0002028

     Seven-day yield  =  (0.0002028 X 365/7)      =   1.06%

     Effective yield  =  ([1 + (0.0002028) /1//\\7\\]/365/) - 1  =  1.06%


CTRS Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2003 are calculated as follows:


                          Money Market Funds - Page 39

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2003: $1.0000815

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:          $1.0000815

          Less beginning account value:  $1.0000000

          Net change in account value:   $0.0000815

     Seven-day yield  =  (0.0000815 X 365/7)  =   0.42%

     Effective yield  =  ([1 + (0.0000815)/1//\\7\\]/365/) - 1  = 0.43%

Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 476.7% (for the period 11/3/76 through 9/30/03) and the lifetime return of CTRS was 57.9% (for the period 2/1/91 through 9/30/03).


Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.


                          Money Market Funds - Page 40

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                          Money Market Funds - Page 41



The Cash Management Trust of America
Investment portfolio
September 30, 2003



                                                                             Principal    Market
                                                                    Yield at   amount      value
                                                                 acquisition     (000)      (000)

CERTIFICATES OF DEPOSIT  -  2.58%
ING Bank NV
  October 14, 2003                                                     1.05% $ 25,000    $25,000
State Street Bank & Trust
  October 14, 2003                                                      1.02   50,000     49,999
Wells Fargo Bank, NA
  October 15, 2003                                                      1.06   50,000     50,000
  November 4, 2003                                                      1.06   50,000     49,999
  November 14, 2003                                                     1.06   50,000     49,999
Total certificates of deposit                                                            224,997

COMMERCIAL PAPER  -  72.49%
3M Co.
  October 30, 2003                                                      1.00   25,000     24,979
Abbey National North America LLC
  November 24, 2003                                                     1.01   50,000     49,920
  December 8, 2003                                                      1.01   50,000     49,898
Abbott Laboratories Inc. (1)
  October 28, 2003                                                      1.01   40,000     39,969
ABN AMRO North America Finance Inc.
  October 10, 2003                                                      1.03   50,000     49,986
  November 3, 2003                                                      1.05   50,000     49,949
AIG Funding Inc.
  November 3, 2003                                                      1.04   25,000     24,975
  November 7, 2003                                                      1.04   50,000     49,944
Alcon Capital Corp. (1)
  October 27, 2003                                                      1.02   25,000     24,981
American Express Credit Corp.
  October 20, 2003                                                      1.04   70,000     69,960
  October 22, 2003                                                      1.04   50,000     49,968
American General Finance Corp.
  November 3, 2003                                                      1.05   24,000     23,976
American Honda Finance Corp.
  October 22, 2003                                                      1.05   33,700     33,678
  October 27, 2003                                                      1.04   31,000     30,977
  November 5, 2003                                                      1.05   42,000     41,955
  November 12, 2003                                                     1.03   18,300     18,277
Anheuser-Busch Cos. Inc. (1)
  October 30, 2003                                                      1.00   25,000     24,979
ANZ (Delaware) Inc.
  October 20, 2003                                                      1.03   50,000     49,971
  November 25, 2003                                                     1.05   50,000     49,918
Asset Securitization Cooperative Corp. (1)
  October 8, 2003                                                       1.05   55,000     54,987
  October 16, 2003                                                      1.06   50,000     49,976
  November 13, 2003                                                     1.06   45,000     44,942
Aventis S.A. (1)
  October 9, 2003                                                       1.06   25,000     24,993
  November 25, 2003                                                     1.04   25,000     24,960
Bank of Ireland (1)
  October 20, 2003                                                      1.06   25,000     24,985
  November 10, 2003                                                     1.06   50,000     49,940
  November 24, 2003                                                     1.06   50,000     49,919
Bank of Nova Scotia
  December 2, 2003                                                      1.03   50,000     49,910
Barclays U.S. Funding Corp.
  October 6, 2003                                                       1.03   50,000     49,991
  October 14, 2003                                                      1.03   50,000     49,979
BellSouth Corp. (1)
  October 8, 2003                                                       1.01   35,000     34,992
  October 9, 2003                                                       1.01   50,000     49,987
BMW U.S. Capital Corp.
  October 22, 2003                                                      1.03   50,000     49,969
BNP Paribas Finance Inc.
  October 14, 2003                                                      1.03   25,000     24,990
  October 27, 2003                                                      1.05   25,000     24,980
  November 25, 2003                                                     1.03   50,000     49,917
BP Capital Markets PLC
  November 14, 2003                                                     1.02   70,000     69,907
CAFCO, LLC (1)
  October 1, 2003                                                       1.02   30,000     29,999
  November 13, 2003                                                     1.05   25,000     24,968
  November 18, 2003                                                     1.06   45,000     44,935
Canadian Wheat Board
  October 8, 2003                                                       1.00   50,010     49,999
  November 24, 2003                                                     0.97   20,000     19,968
CBA (Delaware) Finance Inc.
  October 15, 2003                                                      1.06   25,000     24,989
CDC Commercial Paper Corp. (1)
  October 29, 2003                                                      1.04   75,000     74,937
ChevronTexaco Funding Corp.
  October 1, 2003                                                       1.02  100,000     99,997
CIESCO LLC
  October 23, 2003                                                      1.06   50,000     49,966
Clorox Co.
  October 7, 2003                                                       1.01   30,000     29,994
  October 23, 2003                                                      1.01   15,000     14,990
Coca-Cola Co.
  October 10, 2003                                                      1.02   40,000     39,988
  October 17, 2003                                                      1.01   14,000     13,993
  October 20, 2003                                                      1.02   30,400     30,382
  October 22, 2003                                                      1.02   61,600     61,561
Credit Lyonnais N.A. Inc.
  October 3, 2003                                                       1.06   80,200     80,193
  October 6, 2003                                                       1.03   50,000     49,991
  November 3, 2003                                                      1.05   19,800     19,780
Danske Corp.
  October 7, 2003                                                       1.05   25,000     24,995
  October 22, 2003                                                      1.05   50,000     49,968
  November 5, 2003                                                      1.06   50,000     49,946
Dexia Delaware LLC
  October 3, 2003                                                       1.04   25,000     24,998
  October 24, 2003                                                      1.06   50,000     49,965
  December 1, 2003                                                      1.06   50,000     49,907
Diageo Capital PLC (1)
  October 3, 2003                                                       1.02   45,300     45,296
DuPont (E.I.) de Nemours & Co.
  October 17, 2003                                                      1.04   25,000     24,988
  October 20, 2003                                                      1.03   35,000     34,980
  October 24, 2003                                                      1.03   50,000     49,965
  November 4, 2003                                                      1.04   25,000     24,974
Edison Asset Securitization LLC (1)
  October 10, 2003                                                      1.05   20,000     19,994
  October 24, 2003                                                      1.04   40,000     39,972
  November 12, 2003                                                     1.06   90,000     89,885
Eksportfinans ASA (1)
  October 10, 2003                                                      1.02   17,909     17,904
  October 21, 2003                                                      1.04    7,091      7,087
Electricite de France
  October 7, 2003                                                       1.03   25,000     24,995
Export Development Canada
  October 27, 2003                                                      0.97   30,000     29,978
Exxon Asset Management Co. (1)
  October 8, 2003                                                       1.00   50,000     49,989
  October 24, 2003                                                      0.99   50,000     49,967
FCAR Owner Trust I
  November 12, 2003                                                     1.06   50,000     49,937
Gannett Co. (1)
  October 10, 2003                                                      1.02   85,000     84,976
  October 17, 2003                                                      1.01   40,000     39,981
Gaz de France
  October 6, 2003                                                       1.03   25,000     24,996
Gillette Co. (1)
  October 17, 2003                                                      0.99   40,000     39,981
GlaxoSmithKline Finance PLC
  October 16, 2003                                                      1.03   50,000     49,977
  November 25, 2003                                                     1.02   30,000     29,951
Golden Peanut Co. LLC
  October 1, 2003                                                       1.02   10,000     10,000
Harley-Davidson Funding Corp. (1)
  October 15, 2003                                                      1.02   15,000     14,994
  November 24, 2003                                                     1.02   10,000      9,984
Harvard University
  November 14, 2003                                                     1.01   40,000     39,948
HBOS Treasury Services PLC
  October 1, 2003                                                       1.05   30,000     29,999
  October 10, 2003                                                      1.05    8,800      8,797
  October 23, 2003                                                      1.05   25,000     24,983
  November 5, 2003                                                      1.05   51,200     51,146
Hershey Foods Corp. (1)
  October 24, 2003                                                      1.01   25,000     24,983
Household Finance Corp.
  October 31, 2003                                                      1.03   50,000     49,956
HSBC USA Inc.
  October 15, 2003                                                      1.04   25,000     24,989
IBM Credit Corp.
  October 14, 2003                                                      1.00   50,000     49,981
ING (U.S.) Funding LLC
  October 17, 2003                                                      1.04   25,000     24,987
  October 21, 2003                                                      1.04   25,000     24,984
Johnson & Johnson (1)
  November 14, 2003                                                     1.02   23,400     23,370
KFW International Finance Inc. (1)
  October 8, 2003                                                       1.01   30,000     29,993
  October 15, 2003                                                      1.02   25,000     24,989
  November 4, 2003                                                      1.03   45,000     44,955
Kimberly-Clark Worldwide Inc. (1)
  October 6, 2003                                                       1.00   25,000     24,996
  October 24, 2003                                                      1.00   25,000     24,983
Medtronic Inc. (1)
  October 3, 2003                                                       1.02   25,000     24,998
  October 16, 2003                                                      1.03   20,000     19,991
Merck & Co. Inc.
  October 6, 2003                                                       1.01   22,000     21,996
  October 28, 2003                                                      1.02   21,000     20,983
  November 13, 2003                                                     1.02   50,000     49,938
Motiva Enterprises LLC
  October 6, 2003                                                       1.00   25,000     24,996
Nestle Capital Corp. (1)
  October 21, 2003                                                      1.03   25,000     24,985
  October 27, 2003                                                      1.03   40,000     39,969
NetJets Inc. (1)
  October 3, 2003                                                       1.02   20,000     19,998
  November 14, 2003                                                     1.04   25,000     24,967
New Center Asset Trust
  October 8, 2003                                                       1.06   25,000     24,994
  November 17, 2003                                                     1.05   40,000     39,942
Novartis Finance Corp. (1)
  October 8, 2003                                                       1.01   25,000     24,994
Park Avenue Receivables Corp. (1)
  October 6, 2003                                                       1.06   30,000     29,995
  October 7, 2003                                                       1.06   50,000     49,990
  October 27, 2003                                                      1.04   50,000     49,961
Pfizer Inc. (1)
  October 10, 2003                                                      1.02   25,000     24,993
  October 17, 2003                                                      1.02   30,000     29,986
  October 20, 2003                                                      1.02   25,000     24,986
  November 17, 2003                                                     1.02   45,000     44,939
Preferred Receivables Funding Corp. (1)
  October 1, 2003                                                       1.06   30,000     29,999
  October 7, 2003                                                       1.05   25,000     24,995
  October 22, 2003                                                      1.06   30,000     29,981
  October 30, 2003                                                      1.06   50,000     49,956
Private Export Funding Corp. (1)
  October 15, 2003                                                      1.02   25,000     24,989
Procter & Gamble Co. (1)
  October 10, 2003                                                      1.02   45,000     44,987
  October 31, 2003                                                      1.01   30,000     29,973
  November 21, 2003                                                     1.02   50,000     49,926
Rabobank USA Financial Corp.
  October 21, 2003                                                      1.04   35,950     35,928
Receivables Capital Corp. (1)
  October 3, 2003                                                       1.06   75,000     74,993
  October 17, 2003                                                      1.05   35,000     34,983
  November 6, 2003                                                      1.05   25,000     24,973
Rio Tinto (Commercial Paper) Ltd. (1)
  October 9, 2003                                                       1.05   25,000     24,993
  October 21, 2003                                                      1.07   25,000     24,984
Royal Bank of Scotland PLC
  October 28, 2003                                                      1.04   50,000     49,960
SBC International Inc. (1)
  October 21, 2003                                                      1.03   75,000     74,955
Shell Finance (U.K.) PLC
  October 14, 2003                                                      1.04   30,100     30,088
  November 4, 2003                                                      1.03   44,900     44,855
  November 6, 2003 (1)                                                  1.04   25,000     24,973
Siemens Capital Co. LLC
  November 3, 2003                                                      1.01   25,000     24,976
Societe Generale N.A. Inc.
  October 10, 2003                                                      1.03   50,000     49,986
  October 15, 2003                                                      1.03   50,000     49,978
Spintab AB (Swedmortgage)
  October 17, 2003                                                      1.02   25,000     24,988
  October 29, 2003                                                      1.04   50,000     49,956
Stadshypotek Delaware Inc. (1)
  October 15, 2003                                                      1.07   15,000     14,993
  November 10, 2003                                                     1.05   50,000     49,940
  November 21, 2003                                                     1.06   35,000     34,947
  November 25, 2003                                                     1.07   25,000     24,958
Target Corp.
  October 2, 2003                                                       1.00   25,000     24,999
  October 20, 2003                                                      1.03   25,000     24,986
Toronto-Dominion Holdings USA Inc.
  October 17, 2003                                                      1.04   25,000     24,988
  November 3, 2003                                                      1.03   50,000     49,952
Total Capital (1)
  October 7, 2003                                                       1.05   50,000     49,990
Toyota Motor Credit Corp. (1)
  November 6, 2003                                                      1.05  100,000     99,890
Triple-A One Funding Corp. (1)
  October 24, 2003                                                      1.05   35,000     34,975
  November 7, 2003                                                      1.05   25,000     24,972
  November 14, 2003                                                     1.05   55,000     54,926
UBS Finance (Delaware) LLC
  November 10, 2003                                                     1.04   50,000     49,941
  November 24, 2003                                                     1.04   50,000     49,921
United Parcel Service Inc.
  November 7, 2003                                                      0.98   50,000     49,946
Verizon Network Funding Co.
  October 20, 2003                                                      1.02   45,000     44,975
Wal-Mart Stores Inc. (1)
  October 29, 2003                                                      1.01   40,000     39,967
  November 18, 2003                                                     1.00   35,000     34,951
Westpac Capital Corp.
  November 7, 2003                                                      1.03   50,000     49,946
Yale University
  October 10, 2003                                                      1.06    6,000      5,998
TOTAL COMMERCIAL PAPER                                                                 6,328,920

FEDERAL AGENCY DISCOUNT NOTES  -  9.67%
Fannie Mae
  October 22, 2003                                                      1.02   50,000     49,969
Federal Farm Credit Banks
  October 9, 2003                                                       0.98   50,000     49,988
  October 16, 2003                                                      0.98   50,000     49,978
  November 14, 2003                                                     0.98   25,000     24,969
Federal Home Loan Bank
  October 29, 2003                                                      1.01   30,000     29,976
  November 7, 2003                                                      1.02   50,000     49,946
  November 19, 2003                                                     1.02   20,000     19,972
International Bank for Reconstruction and Development
  October 10, 2003                                                      0.97   75,000     74,980
  October 21, 2003                                                      0.97   75,000     74,958
  October 28, 2003                                                      0.98   84,200     84,131
Sallie Mae
  October 8, 2003                                                       0.99   50,000     49,989
  October 14, 2003                                                      0.99   50,000     49,981
  October 27, 2003                                                      1.00   35,000     34,974
Tenessee Valley Authority
  October 2, 2003                                                       0.99   40,000     39,998
  October 16, 2003                                                      0.99  110,000    109,952
  October 23, 2003                                                      0.96   50,000     49,969
TOTAL FEDERAL AGENCY DISCOUNT NOTES                                                      843,730

U.S. TREASURIES  -  15.28%
U.S. Treasury Bills
  October 2, 2003                                                       0.89  300,000    299,986
  October 9, 2003                                                       0.92  225,000    224,951
  October 16, 2003                                                      0.93  160,000    159,939
  October 23, 2003                                                      0.94  175,000    174,901
  October 30, 2003                                                      0.91  100,000     99,927
  November 6, 2003                                                      0.96  125,000    124,892
  November 13, 2003                                                     0.93   50,000     49,947
  November 20, 2003                                                     0.91  100,000     99,879
  November 28, 2003                                                     0.93   50,000     49,932
  December 4, 2003                                                      0.90   50,000     49,923
TOTAL U.S. TREASURIES                                                                  1,334,277


TOTAL INVESTMENT SECURITIES (cost: $8,731,943,000)                                     8,731,924
OTHER ASSETS LESS LIABILITIES                                                             (1,343)

NET ASSETS                                                                            $8,730,581

(1) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES           (dollars and shares in thousands,
at September 30, 2003                                 except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $8,731,943)                                                                                                     $8,731,924
 Cash                                                                                                                        42,520
 Receivables for:
  Sales of fund's shares                                                                               $49,463
  Interest                                                                                                 206
  Reimbursement of expenses from investment adviser                                                      1,799               51,468
 Other Assets                                                                                                                     4
                                                                                                                          8,825,916

LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                                          92,509
  Dividends on fund's shares                                                                               179
  Services provided by affiliates                                                                        2,574
  Deferred Trustees' compensation                                                                           36
  Other fees and expenses                                                                                   37               95,335
NET ASSETS AT SEPTEMBER 30, 2003                                                                                         $8,730,581

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                        $8,730,600
 Net unrealized depreciation                                                                                                    (19)
NET ASSETS AT SEPTEMBER 30, 2003                                                                                         $8,730,581

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING -
  UNLIMITED SHARES AUTHORIZED

                                                                 Net assets        Shares outstanding    Net asset value per share

Class A                                                          $7,909,667                 7,909,684                   $1.00
Class B                                                             172,925                   172,925                    1.00
Class C                                                              88,720                    88,720                    1.00
Class F                                                               7,342                     7,342                    1.00
Class 529-A                                                          89,297                    89,297                    1.00
Class 529-B                                                           1,082                     1,082                    1.00
Class 529-C                                                           3,456                     3,457                    1.00
Class 529-E                                                           4,614                     4,614                    1.00
Class 529-F                                                           2,318                     2,318                    1.00
Class R-1                                                             7,679                     7,680                    1.00
Class R-2                                                           205,628                   205,628                    1.00
Class R-3                                                           138,193                   138,193                    1.00
Class R-4                                                            26,156                    26,156                    1.00
Class R-5                                                            73,504                    73,504                    1.00



STATEMENT OF OPERATIONS
for the year ended September 30, 2003                     (dollars in thousands)


INVESTMENT INCOME:
 Income:
  Interest                                                                                                                 $118,465
 Fees and expenses:
  Investment advisory services                                                                         $25,711
  Distribution services                                                                                 11,553
  Transfer agent services                                                                               12,189
  Administrative services                                                                                1,723
  Reports to shareholders                                                                                  310
  Registration statement and prospectus                                                                  1,041
  Postage, stationery and supplies                                                                       2,288
  Trustees' compensation                                                                                    65
  Auditing and legal                                                                                        65
  Custodian                                                                                                284
  State and local taxes                                                                                     79
  Other                                                                                                     41
  Total expenses before reimbursement                                                                   55,349
   Reimbursement of expenses                                                                            28,732               26,617
 Net investment income                                                                                                       91,848
NET UNREALIZED DEPRECIATION ON INVESTMENTS                                                                                       (4)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                            $91,844





STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)


                                                                                                           Year ended September 30
                                                                                                          2003                 2002
OPERATIONS:
 Net investment income                                                                                 $91,848              $95,932
 Net unrealized (depreciation) appreciation
  on investments                                                                                            (4)                  14
  Net increase in net assets
   resulting from operations                                                                            91,844               95,946

DIVIDENDS PAID TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                                                                            (91,828)             (95,952)

CAPITAL SHARE TRANSACTIONS                                                                              32,809            1,559,502

TOTAL INCREASE IN NET ASSETS                                                                            32,825            1,559,496

NET ASSETS:
 Beginning of year                                                                                   8,697,756            7,138,260
 End of year                                                                                        $8,730,581           $8,697,756


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality, short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero         Classes B and 529-B
                                               for redemptions within           convert to classes A and
                                               six years of purchase            529-A, respectively, after
                                                                                eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2003, the cost of investment securities for federal income tax purposes was $8,731,943,000.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income                                                                     $212
Gross unrealized appreciation on investment securities                                                    43
Gross unrealized depreciation on investment securities                                                   (62)

Distributions paid to shareholders from ordinary income were as follows (dollars in thousands):


                                                                          Year ended                              Year ended
Share class(1)                                                         September 30, 2003                    September 30, 2002
Class A                                                                          $ 90,058                              $ 95,143
Class B                                                                               252                                   312
Class C                                                                               127                                   102
Class F                                                                                67                                    50
Class 529-A                                                                           425                                   108
Class 529-B                                                                             1                                    -*
Class 529-C                                                                             3                                    -*
Class 529-E                                                                             7                                     2
Class 529-F                                                                             4                                    -*
Class R-1                                                                               5                                    -*
Class R-2                                                                             139                                     9
Class R-3                                                                             167                                     9
Class R-4                                                                              96                                     1
Class R-5                                                                             477                                   216
Total                                                                            $ 91,828                              $ 95,952


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the year ended September 30, 2003, the investment advisory services fee was $25,711,000, which was equivalent to an annualized rate of 0.280% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. Low income levels, caused by the decline in short-term interest rates, have resulted in expenses exceeding this limit. During the year ended September 30, 2003, these reimbursements totaled $26,971,000. It is likely that expenses will continue to be reimbursed while short-term interest rates remain low. The amount of reimbursement during any period will vary in accordance with the fund's gross income and expense levels.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                       0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.15                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          0.90                          0.90
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use a portion (0.15% for classes A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by CRMC were $309,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the year ended
  September 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
                                                                    Administrative services

                  Distribution    Transfer agent
  Share class       services         services
                                                  -------------------------------------------------------------
                                                                                            Commonwealth of
                                                         CRMC           Transfer agent          Virginia
                                                    administrative         services           administrative
                                                      services                                   services
---------------------------------------------------------------------------------------------------------------
    Class A          $7,144          $11,899        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          1,702              290         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          1,034           Included            $155                 $80            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            29            Included              18                  3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          12            Included             105                  23                 $ 70
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          9             Included              1                   -*                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          26            Included              4                   1                   3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          19            Included              6                   1                   4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           3            Included              2                  -*                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           49            Included              7                   8             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           986           Included             197                 638            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           491           Included             147                 148            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           49            Included             30                   5             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             57                   8             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $11,553          $12,189             $729                $915                 $79
----------------===============================================================================================

*Amount less than one thousand.

Due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2003, the total fees paid by CRMC for classes B, C, 529-B, 529-C, 529-E, R-1, R-2 and R-3 were $1,452,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended September 30, 2003

Share class(1)                                                             Sales(2)                     Reinvestments of dividends
                                                                   Amount              Shares                Amount         Shares

Class A                                                      $ 15,232,335          15,232,335              $ 86,266         86,266
Class B                                                           233,546             233,546                   232            232
Class C                                                           470,206             470,206                   112            112
Class F                                                           130,042             130,042                    36             36
Class 529-A                                                       115,515             115,515                   416            416
Class 529-B                                                         1,235               1,235                     1              1
Class 529-C                                                         4,360               4,360                     3              3
Class 529-E                                                         5,577               5,577                     6              6
Class 529-F                                                         3,376               3,376                     4              4
Class R-1                                                          17,203              17,203                     5              5
Class R-2                                                         852,833             852,833                   124            124
Class R-3                                                         567,375             567,375                   155            155
Class R-4                                                          62,875              62,875                    92             92
Class R-5                                                         116,674             116,674                   447            447
Total net increase
   (decrease)                                                $ 17,813,152          17,813,152              $ 87,899         87,899

Year ended September 30, 2002
Class A                                                      $ 17,401,893          17,401,893              $ 89,814         89,814
Class B                                                           201,666             201,666                   280            280
Class C                                                           353,232             353,232                    83             83
Class F                                                            52,594              52,594                    26             26
Class 529-A                                                        47,559              47,559                   105            105
Class 529-B                                                           374                 374                    -*             -*
Class 529-C                                                         1,034               1,034                     1              1
Class 529-E                                                         1,560               1,560                     2              2
Class 529-F                                                             1                   1                    -*             -*
Class R-1                                                           1,864               1,864                    -*             -*
Class R-2                                                          57,697              57,697                     7              7
Class R-3                                                          23,460              23,460                     7              7
Class R-4                                                             674                 674                     1              1
Class R-5                                                          60,080              60,080                   209            209
Total net increase
   (decrease)                                                $ 18,203,688          18,203,688              $ 90,535         90,535


Year ended September 30, 2003

Share class(1)                                                           Repurchases(2)                   Net (decrease) increase
                                                                     Amount           Shares               Amount          Shares

Class A                                                       $ (15,714,246)     (15,714,246)          $ (395,645)       (395,645)
Class B                                                            (218,968)        (218,968)              14,810          14,810
Class C                                                            (481,173)        (481,173)             (10,855)        (10,855)
Class F                                                            (133,112)        (133,112)              (3,034)         (3,034)
Class 529-A                                                         (60,929)         (60,929)              55,002          55,002
Class 529-B                                                            (517)            (517)                 719             719
Class 529-C                                                          (1,894)          (1,894)               2,469           2,469
Class 529-E                                                          (2,336)          (2,336)               3,247           3,247
Class 529-F                                                          (1,063)          (1,063)               2,317           2,317
Class R-1                                                           (10,483)         (10,483)               6,725           6,725
Class R-2                                                          (669,787)        (669,787)             183,170         183,170
Class R-3                                                          (444,141)        (444,141)             123,389         123,389
Class R-4                                                           (37,312)         (37,312)              25,655          25,655
Class R-5                                                           (92,281)         (92,281)              24,840          24,840
Total net increase
   (decrease)                                                 $ (17,868,242)     (17,868,242)            $ 32,809          32,809

Year ended September 30, 2002
Class A                                                       $ (16,261,629)     (16,261,629)         $ 1,230,078       1,230,078
Class B                                                             (90,127)         (90,127)             111,819         111,819
Class C                                                            (267,076)        (267,076)              86,239          86,239
Class F                                                             (45,650)         (45,650)               6,970           6,970
Class 529-A                                                         (13,369)         (13,369)              34,295          34,295
Class 529-B                                                             (11)             (11)                 363             363
Class 529-C                                                             (47)             (47)                 988             988
Class 529-E                                                            (195)            (195)               1,367           1,367
Class 529-F                                                               -                -                    1               1
Class R-1                                                              (909)            (909)                 955             955
Class R-2                                                           (35,246)         (35,246)              22,458          22,458
Class R-3                                                            (8,663)          (8,663)              14,804          14,804
Class R-4                                                              (174)            (174)                 501             501
Class R-5                                                           (11,625)         (11,625)              48,664          48,664
Total net increase
   (decrease)                                                 $ (16,734,721)     (16,734,721)         $ 1,559,502       1,559,502


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
    February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $2,851,649,000, which represented 32.66% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $284,000 included $43,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)



                                         Net asset             Dividends                       Net assets,     Ratio of     Ratio of
                                            value,       Net    from net  Net asset                 end of     expenses   net income
                                         beginning investment investment  value, end   Total    period (in   to average   to average
                                         of period  income(2)     income   of period return(4)   millions)   net assets   net assets
Class A:
 Year ended 9/30/2003                        $1.00   $.011     $(.011)       $1.00     1.05%      $7,910         .23% (6)   1.05%
 Year ended 9/30/2002                         1.00    .013      (.013)        1.00     1.35        8,305         .59        1.33
 Year ended 9/30/2001                         1.00    .045      (.045)        1.00     4.63        7,075         .59        4.48
 Year ended 9/30/2000                         1.00    .055      (.055)        1.00     5.66        5,417         .61        5.53
 Year ended 9/30/1999                         1.00    .045      (.045)        1.00     4.59        5,863         .58        4.52
Class B:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .13          173        1.14 (7)     .14
 Year ended 9/30/2002                         1.00    .005      (.005)        1.00      .53          158        1.40 (7)     .47
 Year ended 9/30/2001                         1.00    .037      (.037)        1.00     3.75           46        1.41        3.01
 Period from 3/15/2000 to 9/30/2000           1.00    .027      (.027)        1.00     2.73            1        1.43 (8)    5.21 (8)
Class C:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12           89        1.16 (7)     .12
 Year ended 9/30/2002                         1.00    .004      (.004)        1.00      .40          100        1.51 (7)     .31
 Period from 3/16/2001 to 9/30/2001           1.00    .014      (.014)        1.00     1.40           13        1.55 (8)    2.05 (8)
Class F:
 Year ended 9/30/2003                         1.00    .006      (.006)        1.00      .55            7         .73         .58
 Year ended 9/30/2002                         1.00    .011      (.011)        1.00     1.13           10         .77        1.11
 Period from 3/26/2001 to 9/30/2001           1.00    .017      (.017)        1.00     1.71            4         .80 (8)    3.09 (8)
Class 529-A:
 Year ended 9/30/2003                         1.00    .007      (.007)        1.00      .66           89         .62         .61
 Period from 2/15/2002 to 9/30/2002           1.00    .007      (.007)        1.00      .73           34         .60 (8)    1.16 (8)
Class 529-B:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            1        1.13 (7)     .12
 Period from 6/7/2002 to 9/30/2002            1.00    .001      (.001)        1.00      .09            - (5)     .47 (7)     .08
Class 529-C:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            3        1.11 (7)     .11
 Period from 4/2/2002 to 9/30/2002            1.00    .002      (.002)        1.00      .15            1         .75 (7)     .12
Class 529-E:
 Year ended 9/30/2003                         1.00    .002      (.002)        1.00      .22            5        1.05 (7)     .17
 Period from 3/11/2002 to 9/30/2002           1.00    .004      (.004)        1.00      .39            1        1.09 (8)     .66 (8)
Class 529-F:
 Year ended 9/30/2003                         1.00    .004      (.004)        1.00      .43            2         .85         .33
 Period from 9/16/2002 to 9/30/2002           1.00       - (3)      - (3)     1.00      .04            - (5)     .03         .04
Class R-1:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            8        1.08 (7)     .10
 Period from 5/29/2002 to 9/30/2002           1.00    .001      (.001)        1.00      .10            1         .51 (7)     .09
Class R-2:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12          206        1.08 (7)     .11
 Period from 5/21/2002 to 9/30/2002           1.00    .001      (.001)        1.00      .11           23         .52 (7)     .11
Class R-3:
 Year ended 9/30/2003                         1.00    .002      (.002)        1.00      .23          138        1.03 (7)     .17
 Period from 6/4/2002 to 9/30/2002            1.00    .002      (.002)        1.00      .22           15         .34 (7)     .22
Class R-4:
 Year ended 9/30/2003                         1.00    .006      (.006)        1.00      .55           26         .72 (7)     .48
 Period from 6/27/2002 to 9/30/2002           1.00    .002      (.002)        1.00      .23            1         .19 (7)     .27
Class R-5:
 Year ended 9/30/2003                         1.00    .009      (.009)        1.00      .87           74         .41         .84
 Period from 5/15/2002 to 9/30/2002           1.00    .005      (.005)        1.00      .50           49         .16         .50


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
(3) Amount less than $.001.
(4) Total returns exclude all contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Had CRMC not reimbursed expenses as described in the Notes to the Financial
    Statements, the expense ratio would have been .55%.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratio percentage points would have been higher by .11 for Class R-1, .22 for Class R-2 and .02 for Class R-3 during the year ended
    September 30, 2003 and higher by .20 for Class R-1, .05 for Class R-2, .03 for Class R-3 and .11 for Class R-4 during the period ended September 30, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the period ended September 30, 2003. In addition, due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. Had CRMC not paid such fees and expenses, expense ratio percentage points would have been higher by .24 for Class B, .39 for Class C, .39 for Class 529-B, .51 for Class 529-C, .06 for
    Class 529-E, .42 for Class R-1, .38 for Class R-2 and .05 for Class R-3 during the year ended September 30, 2003, and .higher by .04 for classes C and 529-C for the period ended September 30, 2002. The expense ratios for classes B, 529-B and R-1 were not affected by any payments made by CRMC during the period ended September 30, 2002.
(8) Annualized.

Report of independent auditors

To the Board of Trustees and Shareholders of The Cash Management Trust of America:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 14.4% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                     PART C
                                OTHER INFORMATION

                      THE CASH MANAGEMENT TRUST OF AMERICA


Item 23.          Exhibits

(a) Declaration of Trust - previously filed (see P/E Amendment No. 39 filed 11/26/97); Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value - previously filed (see P/E Amendment No. 43 filed 3/13/00; No. 45 filed 3/14/01; and No. 47 filed 2/15/02)

(b)  By-laws - previously filed (see P/E Amendment No. 39 filed 11/26/97)

(c)  None

(d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 18 filed 3/10/00)

(e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 47 filed 2/15/02); and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 48 filed 5/13/02)

(f)  None

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 46 filed 11/29/01)

(h-1)Form  of  Amended  and  Restated   Administrative   Services   Agreement  -
     previously filed (see P/E Amendment No. 48 filed 5/13/02)

(h-2) Amendment of Shareholder Services Agreement as of 8/1/02

(i) Legal opinions - previously filed (see P/E Amendment No. 43 filed 3/13/00; No. 44 filed 3/14/01; No. 47 filed 2/15/02; and No. 48 filed 5/13/02);

(j)  Consent of Independent Accountants

(k)  None

(l)  None

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 39 filed 11/26/97; No. 43 filed 3/13/00; No. 45 filed 3/14/01; No. 47 filed
     2/15/02; and No. 48 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 47 filed 2/15/02)

(o)  None

(p)  Code of Ethics - none (the fund is a Money Market Fund)

                 The Cash Management Trust of America -- Pg C-1

Item 24.        Persons Controlled by or Under Common Control with Registrant

                None

Item 25.        Indemnification

                Registrant is a joint-insured under investment advisor/mutual fund errors and omissions policies which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

I                 Article VI of the Trust's By-Laws states:

                           (a) The Trust shall indemnify any Trustee or officer
                  of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such director or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

                           (b) The Trust shall indemnify any Trustee or officer
                  of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such director or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.



                 The Cash Management Trust of America -- Pg C-2

Item 25.          Indemnification (continued)

                           (c) To the extent that a Trustee or officer of the
                  Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or
                  (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

                           (d) Any indemnification under subparagraph (a) or (b)
                  (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, such a quorum of disinterested directors so directs, by independent legal counsel (who may be regular counsel for the Trust) in a written opinion; and any determination so made shall be conclusive.

                           (e) Expenses incurred in defending a civil or
                  criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

                           (f) Agents and employees of the Trust who are not
                  Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

                           (g) Any indemnification pursuant to this Article
                  shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

                           (h) Nothing in the Declaration of Trust or in these
                  By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                           (i) The Trust shall have power to purchase and
                  maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.



                 The Cash Management Trust of America -- Pg C-3

Item 25.          Indemnification (continued)

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).


Item 26.          Business and Other Connections of Investment Adviser

                   None


Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376



                 The Cash Management Trust of America -- Pg C-4





(b)                 (1)                                       (2)                                      (3)
       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice President                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340



                 The Cash Management Trust of America -- Pg C-5





(b)    (1)                                                      (2)                                     (3)
       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Bill Brady                               Regional Vice President                               None
       8368 Washington Blvd.
       Indianapolis, IN 46240

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052



                 The Cash Management Trust of America -- Pg C-6





(b)    (1)                                                      (2)                                     (3)
       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045



                 The Cash Management Trust of America -- Pg C-7





(b)    (1)                                                      (2)                                     (3)
       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

L      Michael J. Downer                        Secretary                                        Vice President

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012



                 The Cash Management Trust of America -- Pg C-8





(b)     (1)                                                     (2)                                     (3)
B      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       One Union Avenue, 2nd Floor
       Sudbury, MA 01776

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064




                 The Cash Management Trust of America -- Pg C-9





(b)                 (1)                                       (2)                                      (3)
       Eric Grey                                Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

L      Paul G. Haaga, Jr.                       Director                                            Chairman

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

       Calvin L. Harrelson, III                 Regional Vice President                               None
       10200 Thomas Payne Circle
       Charlotte, NC 28277

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526



                 The Cash Management Trust of America -- Pg C-10





(b)            (1)                                            (2)                                     (3)
       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew Kilbride                          Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122



                 The Cash Management Trust of America -- Pg C-11





(b)                 (1)                                       (2)                                      (3)
       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131



                 The Cash Management Trust of America -- Pg C-12





(b)             (1)                                             (2)                                     (3)
       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122 Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311

       William E. Noe                           Vice President                                        None
       115 Penn Warren Drive
       Suite #300, #379
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558



                 The Cash Management Trust of America -- Pg C-13





(b)                 (1)                                       (2)                                      (3)
       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None



                 The Cash Management Trust of America -- Pg C-14





(b)             (1)                                             (2)                                     (3)
       Romolo D. Rottura Regional              Vice President                                         None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614



                 The Cash Management Trust of America -- Pg C-15





(b)             (1)                                             (2)                                     (3)
       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Dallas, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None



                 The Cash Management Trust of America -- Pg C-16





(b)             (1)                                             (2)                                     (3)
       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270



                 The Cash Management Trust of America -- Pg C-17





(b)             (1)                                             (2)                                     (3)
       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      Jordan Wallens                           Regional Vice President                               None

       Thomas E. Warren                         Vice President                                        None
       119 Faubel
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None



       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian Whalen                             Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None



                 The Cash Management Trust of America -- Pg C-18





(b)             (1)                                             (2)                                     (3)
L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin Ranch, CA 92782

----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 B Business Address, 135 South State College Boulevard, Brea, CA 92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco,
CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None



                 The Cash Management Trust of America -- Pg C-19

Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

                 The Cash Management Trust of America -- Pg C-20

                             SIGNATURE OF REGISTRANT

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 24th day of November, 2003.

                      THE CASH MANAGEMENT TRUST OF AMERICA

                      By /s/ Paul G. Haaga, Jr.
                        --------------------------------------------------------
                         (Paul G. Haaga, Jr., Chairman of the Board)

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on November 24, 2003, by the following persons in the capacities indicated.


         Signature                                   Title

(1) Principal Executive Officer:

          /s/ Abner D. Goldstine                     President and Trustee
         -----------------------
            (Abner D. Goldstine)

(2) Principal Financial Officer and Principal Accounting Officer:

          /s/ Susi M. Silverman                      Treasurer
         ----------------------
            (Susi M. Silverman)

(3) Trustees:

         Richard G. Capen, Jr.*                      Trustee
         H. Frederick Christie*                      Trustee
         Don R. Conlan*                              Trustee
         Diane C. Creel*                             Trustee
         Martin Fenton*                              Trustee
         Leonard R. Fuller*                          Trustee

          /s/ Abner D. Goldstine                     President and Trustee
            (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                     Chairman and Trustee
            (Paul G. Haaga, Jr.)

         Richard G. Newman*                          Trustee
         Frank M. Sanchez*                           Trustee

*By       /s/ Julie F. Williams
         ---------------------------------
         Julie F. Williams, Attorney-in-Fact


                  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

                                                      /s/ Anya J. Griffith
                                                      ---------------------
                                                      (Anya J. Griffith)

                 The Cash Management Trust of America -- Pg C-21


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